UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797922.103

ADGF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	140,155	$ 6,128
Media - 5.9%
Clear Channel Communications, Inc.	5,170,200	187,058
Clear Channel Outdoor Holding, Inc. Class A (a)	8,800	244
News Corp. Class A	233,600	5,263
Time Warner, Inc.	484,348	9,856
Viacom, Inc. Class B (non-vtg.) (a)	200,696	7,835
		210,256
Multiline Retail - 0.7%
Target Corp.	407,575	25,078
Specialty Retail - 3.8%
Gap, Inc.	424,700	8,150
Home Depot, Inc.	3,095,495	122,582
TJX Companies, Inc.	253,820	6,980
		137,712
TOTAL CONSUMER DISCRETIONARY		379,174
CONSUMER STAPLES - 7.3%
Food & Staples Retailing - 6.7%
CVS Corp.	2,138,591	67,173
Wal-Mart Stores, Inc.	3,574,156	172,632
		239,805
Personal Products - 0.1%
Alberto-Culver Co.	153,072	3,391
Tobacco - 0.5%
Altria Group, Inc.	217,120	18,299
TOTAL CONSUMER STAPLES		261,495
ENERGY - 6.7%
Energy Equipment & Services - 4.1%
Diamond Offshore Drilling, Inc. (d)	824,820	64,187
ENSCO International, Inc.	161,890	8,112
GlobalSantaFe Corp.	1,036,047	59,707
Halliburton Co.	435,300	13,442
		145,448
Oil, Gas & Consumable Fuels - 2.6%
Chesapeake Energy Corp.	428,200	13,056
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	520,575	$ 34,056
EOG Resources, Inc.	61,800	4,186
Quicksilver Resources, Inc. (a)	100,000	3,857
Southwestern Energy Co. (a)	104,112	4,060
Ultra Petroleum Corp. (a)	178,800	9,085
Valero Energy Corp.	380,400	21,930
XTO Energy, Inc.	77,100	3,983
		94,213
TOTAL ENERGY		239,661
FINANCIALS - 22.2%
Capital Markets - 1.6%
Franklin Resources, Inc.	21,400	2,512
Goldman Sachs Group, Inc.	87,600	17,660
KKR Private Equity Investors, LP	131,000	3,164
KKR Private Equity Investors, LP Restricted Depositary Units (e)	493,200	11,911
Merrill Lynch & Co., Inc.	280,254	23,452
		58,699
Commercial Banks - 2.9%
PNC Financial Services Group, Inc.	470,833	34,517
U.S. Bancorp, Delaware	146,100	5,210
Wachovia Corp.	1,099,400	60,874
Wells Fargo & Co.	41,200	1,430
		102,031
Consumer Finance - 0.1%
Capital One Financial Corp.	64,600	4,979
Diversified Financial Services - 4.3%
Bank of America Corp.	2,812,740	143,084
Citigroup, Inc.	174,186	8,779
		151,863
Insurance - 12.7%
ACE Ltd.	715,300	40,171
AFLAC, Inc.	210,300	9,926
American International Group, Inc.	3,269,792	219,403
Hartford Financial Services Group, Inc.	939,000	88,792
MBIA, Inc.	222,700	14,803
MetLife, Inc.	552,900	34,916
PartnerRe Ltd.	59,600	4,141
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Swiss Reinsurance Co. (Reg.)	140,610	$ 11,999
The Chubb Corp.	451,500	23,049
Transatlantic Holdings, Inc.	61,293	4,051
		451,251
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	350,981	19,911
TOTAL FINANCIALS		788,734
HEALTH CARE - 20.0%
Biotechnology - 0.9%
Amgen, Inc. (a)	257,800	16,566
Biogen Idec, Inc. (a)	342,235	15,466
		32,032
Health Care Providers & Services - 7.7%
Cardinal Health, Inc.	3,897,505	273,173
UnitedHealth Group, Inc.	8,500	444
		273,617
Pharmaceuticals - 11.4%
Johnson & Johnson	2,763,668	174,249
Merck & Co., Inc.	921,395	40,689
Pfizer, Inc.	785,300	19,601
Wyeth	3,522,900	172,340
		406,879
TOTAL HEALTH CARE		712,528
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.3%
General Dynamics Corp.	105,545	8,070
Honeywell International, Inc.	802,000	37,245
		45,315
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	613,310	43,048
Industrial Conglomerates - 5.3%
3M Co.	70,000	5,186
General Electric Co.	3,937,624	137,502
Tyco International Ltd.	1,537,508	47,401
		190,089
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.7%
Illinois Tool Works, Inc.	105,426	$ 5,451
Ingersoll-Rand Co. Ltd. Class A	399,200	17,289
		22,740
TOTAL INDUSTRIALS		301,192
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	2,134,900	55,379
Juniper Networks, Inc. (a)	634,410	11,997
Motorola, Inc.	1,202,244	22,266
QUALCOMM, Inc.	476,700	19,201
		108,843
Computers & Peripherals - 3.7%
Dell, Inc. (a)	1,068,900	24,424
EMC Corp. (a)	579,500	8,084
Hewlett-Packard Co.	398,900	15,709
International Business Machines Corp.	915,781	85,177
		133,394
IT Services - 0.4%
First Data Corp.	522,800	13,347
The Western Union Co.	95,806	2,076
		15,423
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp. (a)	105,400	2,225
Analog Devices, Inc.	284,400	10,310
Applied Materials, Inc.	1,324,500	24,596
Intel Corp.	2,693,708	53,470
KLA-Tencor Corp.	122,300	6,328
Lam Research Corp. (a)	296,407	13,238
Linear Technology Corp.	550,800	18,281
National Semiconductor Corp.	1,004,500	25,735
Novellus Systems, Inc. (a)	155,200	4,997
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,000	278
Texas Instruments, Inc.	105,800	3,276
		162,734
Software - 4.2%
BEA Systems, Inc. (a)	700,248	8,354
Microsoft Corp.	2,924,423	82,381
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	2,443,700	$ 40,150
Symantec Corp. (a)	1,075,011	18,383
		149,268
TOTAL INFORMATION TECHNOLOGY		569,662
MATERIALS - 0.1%
Chemicals - 0.1%
Praxair, Inc.	40,800	2,517
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	4,886,590	179,827
Qwest Communications International, Inc. (a)	3,027,400	26,883
		206,710
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	777,544	14,991
TOTAL TELECOMMUNICATION SERVICES		221,701
TOTAL COMMON STOCKS (Cost $3,013,930)		3,476,664
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	149,400	5,508
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,994)		5,508
Convertible Bonds - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 2,520	2,821
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 7,870	$ 13,030
TOTAL CONVERTIBLE BONDS (Cost $10,390)		15,851
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	63,706,627	63,707
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	11,320,000	11,320
TOTAL MONEY MARKET FUNDS (Cost $75,027)		75,027
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,104,341)		3,573,050
NET OTHER ASSETS - (0.3)%		(12,067)
NET ASSETS - 100%		$ 3,560,983
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,911,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,202
Fidelity Securities Lending Cash Central Fund	19
Total	$ 1,221
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $3,118,973,000. Net unrealized appreciation aggregated $454,077,000, of which $549,692,000 related to appreciated investment securities and $95,615,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797933.103

ARG-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 23.5%
Automobiles - 0.6%
Fiat Spa (a)	193,474	$ 4,604,768
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	50,800	1,502,664
Corinthian Colleges, Inc. (a)	127,200	1,774,440
		3,277,104
Hotels, Restaurants & Leisure - 4.3%
Accor SA	184,956	16,332,936
CKE Restaurants, Inc.	107,628	2,079,373
Las Vegas Sands Corp. (a)	69,700	6,013,716
MGM Mirage, Inc. (a)	43,900	3,117,778
Orient Express Hotels Ltd. Class A	17,900	924,177
Six Flags, Inc. (d)	205,800	1,273,902
Tim Hortons, Inc.	29,200	878,044
Vail Resorts, Inc. (a)	11,000	571,560
		31,191,486
Household Durables - 1.8%
Whirlpool Corp.	150,800	13,302,068
Media - 6.7%
Dow Jones & Co., Inc.	170,800	6,159,048
EchoStar Communications Corp. Class A (a)	123,400	5,010,040
Harte-Hanks, Inc.	4,400	120,780
Mediacom Communications Corp. Class A (a)	227,064	1,816,512
Pearson PLC	234,100	3,632,942
The Walt Disney Co.	930,300	31,872,075
		48,611,397
Multiline Retail - 3.0%
Federated Department Stores, Inc.	157,800	7,047,348
Saks, Inc.	55,100	1,064,532
Sears Holdings Corp. (a)	29,167	5,257,352
Target Corp.	139,600	8,589,588
		21,958,820
Specialty Retail - 5.6%
Abercrombie & Fitch Co. Class A	247,600	19,354,892
American Eagle Outfitters, Inc.	192,674	5,982,528
AnnTaylor Stores Corp. (a)	47,000	1,668,030
bebe Stores, Inc.	74,100	1,361,958
Casual Male Retail Group, Inc. (a)	13,390	167,375
Guess?, Inc.	54,800	4,465,104
Gymboree Corp. (a)	55,210	2,080,865
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	41,200	$ 1,273,080
Shoe Carnival, Inc. (a)	6,508	196,477
Tiffany & Co., Inc.	60,300	2,625,462
Wet Seal, Inc. Class A (a)	252,000	1,514,520
		40,690,291
Textiles, Apparel & Luxury Goods - 1.0%
Ashworth, Inc. (a)	292	2,342
Coach, Inc. (a)	68,900	3,252,080
Deckers Outdoor Corp. (a)	34,800	2,268,960
Wolverine World Wide, Inc.	62,200	1,726,050
		7,249,432
TOTAL CONSUMER DISCRETIONARY		170,885,366
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Remy Cointreau SA	9,100	603,449
Food & Staples Retailing - 0.6%
Tesco PLC	197,100	1,672,632
Whole Foods Market, Inc.	57,900	2,765,883
		4,438,515
TOTAL CONSUMER STAPLES		5,041,964
FINANCIALS - 16.9%
Capital Markets - 11.5%
Bear Stearns Companies, Inc.	33,906	5,161,849
Credit Suisse Group sponsored ADR	21,766	1,507,296
E*TRADE Financial Corp.	304,000	7,019,360
Goldman Sachs Group, Inc.	108,200	21,813,120
Jefferies Group, Inc.	196,800	5,323,440
Lehman Brothers Holdings, Inc.	44,000	3,225,200
Man Group plc	943,900	10,179,542
Merrill Lynch & Co., Inc.	74,217	6,210,479
Morgan Stanley	313,000	23,449,960
		83,890,246
Commercial Banks - 2.0%
Barclays PLC Sponsored ADR (d)	248,800	14,562,264
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co.	86,200	$ 4,902,194
Diversified Financial Services - 1.0%
Deutsche Boerse AG	21,100	4,226,378
Fortress Investment Group LLC	112,365	3,393,423
		7,619,801
Insurance - 0.7%
Allianz AG sponsored ADR	232,900	5,014,337
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	85,400	2,845,528
Grubb & Ellis Co. (a)	11,100	123,765
Jones Lang LaSalle, Inc.	24,900	2,635,665
		5,604,958
Thrifts & Mortgage Finance - 0.2%
Clayton Holdings, Inc.	50,800	1,126,744
TOTAL FINANCIALS		122,720,544
HEALTH CARE - 7.9%
Biotechnology - 4.5%
Biogen Idec, Inc. (a)	584,861	26,429,869
Genentech, Inc. (a)	72,200	6,091,514
Molecular Insight Pharmaceuticals, Inc.	8,100	106,758
		32,628,141
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	44,600	2,230,446
IDEXX Laboratories, Inc. (a)	14,600	1,258,228
		3,488,674
Health Care Providers & Services - 1.7%
Assisted Living Concepts, Inc. Class A (a)	33,400	382,430
Brookdale Senior Living, Inc.	99,900	4,716,279
DaVita, Inc. (a)	33,900	1,849,245
VCA Antech, Inc. (a)	147,562	5,417,001
		12,364,955
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	39,700	1,021,481
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Elan Corp. PLC sponsored ADR (a)	614,500	$ 7,951,630
TOTAL HEALTH CARE		57,454,881
INDUSTRIALS - 20.6%
Aerospace & Defense - 2.5%
General Dynamics Corp.	120,300	9,198,138
Lockheed Martin Corp.	54,200	5,272,576
Raytheon Co.	68,600	3,673,530
		18,144,244
Airlines - 4.0%
AMR Corp. (a)	370,100	12,616,709
Continental Airlines, Inc. Class B (a)	138,400	5,480,640
Ryanair Holdings PLC sponsored ADR (a)(d)	161,200	7,229,820
UAL Corp. (a)	93,900	3,755,061
		29,082,230
Building Products - 0.1%
Kingspan Group PLC (Ireland)	23,800	648,812
Commercial Services & Supplies - 1.2%
Corporate Executive Board Co.	48,244	3,753,866
RPS Group PLC	61,100	358,274
Stericycle, Inc. (a)	60,268	4,689,453
		8,801,593
Electrical Equipment - 4.6%
ABB Ltd. sponsored ADR	486,100	8,137,314
Alstom SA (a)	156,100	18,870,620
Schneider Electric SA	55,200	6,705,891
		33,713,825
Machinery - 2.9%
Deere & Co.	121,940	13,220,735
Flow International Corp. (a)	156,478	1,896,513
Invensys PLC (a)	590,100	3,283,413
Kennametal, Inc.	39,600	2,423,520
		20,824,181
Road & Rail - 5.3%
Burlington Northern Santa Fe Corp.	242,800	19,227,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc.	200,500	$ 4,262,630
Norfolk Southern Corp.	320,000	15,168,000
		38,657,962
TOTAL INDUSTRIALS		149,872,847
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.7%
Harris Corp.	103,102	5,060,246
Computers & Peripherals - 0.7%
Diebold, Inc.	100,100	4,741,737
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	85,300	4,398,921
DealerTrack Holdings, Inc. (a)	169,095	4,895,300
Equinix, Inc. (a)	39,100	3,232,397
Interwoven, Inc. (a)	32,600	496,172
Omniture, Inc.	3,200	49,760
The Knot, Inc. (a)	133,538	3,156,838
ValueClick, Inc. (a)	123,150	3,263,475
WebSideStory, Inc. (a)	30,400	386,080
		19,878,943
Semiconductors & Semiconductor Equipment - 1.2%
ANADIGICS, Inc. (a)	235,500	2,875,455
Infineon Technologies AG sponsored ADR (a)	361,100	5,532,052
Semtech Corp. (a)	6,600	94,578
		8,502,085
Software - 2.3%
Activision, Inc. (a)	182,100	3,044,712
Ansys, Inc. (a)	14,191	724,025
BEA Systems, Inc. (a)	331,000	3,948,830
Electronic Arts, Inc. (a)	153,000	7,714,260
Secure Computing Corp. (a)	169,324	1,452,800
		16,884,627
TOTAL INFORMATION TECHNOLOGY		55,067,638
MATERIALS - 6.9%
Chemicals - 5.4%
Agrium, Inc.	45,600	1,750,232
Ecolab, Inc.	78,400	3,316,320
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	448,600	$ 23,636,734
Potash Corp. of Saskatchewan, Inc.	17,900	2,824,799
Rhodia SA (a)	537,000	1,883,193
Syngenta AG sponsored ADR	164,600	5,793,920
		39,205,198
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	74,430	7,625,354
Titanium Metals Corp.	83,063	2,898,899
		10,524,253
TOTAL MATERIALS		49,729,451
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 5.0%
Cbeyond, Inc.	23,700	736,359
France Telecom SA	224,100	6,073,110
Level 3 Communications, Inc. (a)	897,000	5,893,290
Qwest Communications International, Inc. (a)	2,642,600	23,466,288
		36,169,047
Wireless Telecommunication Services - 3.3%
American Tower Corp. Class A (a)	367,800	14,248,572
Centennial Communications Corp. Class A	277,235	2,184,612
Dobson Communications Corp. Class A	488,700	4,339,656
NII Holdings, Inc. (a)	42,351	3,000,145
		23,772,985
TOTAL TELECOMMUNICATION SERVICES		59,942,032
UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
EDF Energies Nouvelles SA	53,767	2,957,812
International Power PLC	624,800	4,479,854
		7,437,666
TOTAL COMMON STOCKS (Cost $621,803,126)		678,152,389
Convertible Preferred Stocks - 0.0%
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $33,004)	2,200	$ 0
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.35% (b)	22,998,823	22,998,823
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	9,930,725	9,930,725
TOTAL MONEY MARKET FUNDS (Cost $32,929,548)		32,929,548
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $654,765,678)		711,081,937
NET OTHER ASSETS - 2.1%		15,362,674
NET ASSETS - 100%		$ 726,444,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 33,004
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 354,012
Fidelity Securities Lending Cash Central Fund	13,965
Total	$ 367,977
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $655,089,006. Net unrealized appreciation aggregated $55,992,931, of which $69,841,684 related to appreciated investment securities and $13,848,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797923.103

EPG-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.6%
Toyota Motor Corp. sponsored ADR	244,000	$ 32,574
Distributors - 0.1%
Li & Fung Ltd.	884,000	2,806
Diversified Consumer Services - 0.8%
Sotheby's Class A (ltd. vtg.)	915,100	33,273
Weight Watchers International, Inc.	311,300	14,709
		47,982
Hotels, Restaurants & Leisure - 1.6%
Life Time Fitness, Inc. (a)	351,033	16,779
McCormick & Schmick's Seafood Restaurants (a)	414,733	10,439
McDonald's Corp.	725,300	31,710
Starbucks Corp. (a)	1,125,346	34,773
		93,701
Household Durables - 1.7%
Garmin Ltd. (d)	723,406	39,614
Sony Corp. sponsored ADR	623,431	32,281
TomTom Group BV (a)(d)	626,665	26,894
		98,789
Media - 2.2%
Focus Media Holding Ltd. ADR (a)	351,409	28,148
Lamar Advertising Co. Class A	478,560	30,652
McGraw-Hill Companies, Inc.	383,200	24,759
National CineMedia, Inc.	661,373	17,341
Omnicom Group, Inc.	214,000	22,173
		123,073
Multiline Retail - 0.3%
Target Corp.	312,700	19,240
Specialty Retail - 2.0%
Guess?, Inc. (d)	415,500	33,855
J. Crew Group, Inc.	361,800	13,039
RadioShack Corp.	1,162,800	29,035
Staples, Inc.	1,141,313	29,697
Zumiez, Inc. (a)	302,200	10,278
		115,904
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (d)	443,306	$ 21,598
Polo Ralph Lauren Corp. Class A	666,068	57,935
		79,533
TOTAL CONSUMER DISCRETIONARY		613,602
CONSUMER STAPLES - 5.8%
Beverages - 1.3%
PepsiCo, Inc.	1,167,156	73,706
Food & Staples Retailing - 2.4%
CVS Corp.	2,835,615	89,067
Sysco Corp.	344,700	11,361
Walgreen Co.	780,600	34,901
		135,329
Food Products - 0.5%
Tyson Foods, Inc. Class A	1,584,400	28,915
Household Products - 1.5%
Colgate-Palmolive Co.	691,500	46,579
Procter & Gamble Co.	657,400	41,738
		88,317
Personal Products - 0.1%
Bare Escentuals, Inc.	191,553	6,664
TOTAL CONSUMER STAPLES		332,931
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Canadian Oil Sands Trust unit	1,123,200	26,218
Chesapeake Energy Corp.	1,027,292	31,322
Denbury Resources, Inc. (a)	260,600	7,516
EOG Resources, Inc.	378,300	25,626
OAO Gazprom sponsored ADR	678,600	27,483
Petroplus Holdings AG	172,340	12,020
Ultra Petroleum Corp. (a)	784,582	39,865
XTO Energy, Inc.	331,700	17,136
		187,186
FINANCIALS - 11.8%
Capital Markets - 4.8%
Charles Schwab Corp.	4,293,028	79,335
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	274,600	$ 55,359
Investors Financial Services Corp.	288,075	16,864
Merrill Lynch & Co., Inc.	271,300	22,702
Northern Trust Corp.	514,400	31,018
State Street Corp.	664,100	43,505
UBS AG (NY Shares)	492,392	29,071
		277,854
Commercial Banks - 3.0%
Canadian Western Bank, Edmonton	434,800	8,989
Commerce Bancorp, Inc., New Jersey (d)	3,722,446	124,404
East West Bancorp, Inc.	185,682	6,920
Wells Fargo & Co.	846,700	29,380
		169,693
Consumer Finance - 1.4%
American Express Co.	1,389,912	79,044
Insurance - 2.6%
ACE Ltd.	270,300	15,180
AFLAC, Inc.	618,600	29,198
American International Group, Inc.	1,149,099	77,105
Willis Group Holdings Ltd.	677,564	26,899
		148,382
TOTAL FINANCIALS		674,973
HEALTH CARE - 20.2%
Biotechnology - 8.7%
Acorda Therapeutics, Inc. (d)	977,267	21,216
Altus Pharmaceuticals, Inc.	555,549	9,072
Amylin Pharmaceuticals, Inc. (a)(d)	530,797	20,653
Biogen Idec, Inc. (a)	4,042,676	182,689
Cephalon, Inc. (a)(d)	397,800	28,276
CSL Ltd.	545,295	33,364
Genentech, Inc. (a)	880,600	74,296
Gilead Sciences, Inc. (a)	1,100,408	78,745
ONYX Pharmaceuticals, Inc. (a)	246,600	6,473
OSI Pharmaceuticals, Inc. (a)	829,990	28,718
Theravance, Inc. (a)	400,551	12,918
		496,420
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.5%
American Medical Systems Holdings, Inc. (a)	285,952	$ 5,816
ArthroCare Corp. (a)	210,438	7,649
Becton, Dickinson & Co.	737,900	56,073
BioLase Technology, Inc. (a)	19,200	162
C.R. Bard, Inc.	500,500	39,940
Cochlear Ltd.	174,553	7,804
DENTSPLY International, Inc.	777,486	24,522
Hologic, Inc. (a)	564,409	31,071
Kyphon, Inc. (a)	303,451	13,689
Mentor Corp.	651,827	31,294
Mindray Medical International Ltd. sponsored ADR	152,200	3,918
ResMed, Inc. (a)	76,593	3,660
Sirona Dental Systems, Inc.	902,369	33,586
		259,184
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc.	494,034	23,323
Cardinal Health, Inc.	460,700	32,290
Henry Schein, Inc. (a)	823,784	42,977
Medco Health Solutions, Inc. (a)	365,300	24,698
		123,288
Health Care Technology - 0.1%
Cerner Corp. (a)	113,500	5,914
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)	384,401	23,702
Pharmaceutical Product Development, Inc.	1,115,779	35,471
		59,173
Pharmaceuticals - 3.8%
Allergan, Inc.	273,400	30,542
Johnson & Johnson	1,009,780	63,667
Merck & Co., Inc.	2,208,900	97,545
Wyeth	476,560	23,313
		215,067
TOTAL HEALTH CARE		1,159,046
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.9%
The Boeing Co.	624,559	54,505
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	46,000	$ 2,063
Commercial Services & Supplies - 2.0%
Cintas Corp.	380,049	15,346
Corrections Corp. of America (a)	318,255	16,664
Equifax, Inc.	1,045,396	40,478
Kenexa Corp. (a)	509,608	17,169
Tele Atlas NV (a)	1,238,800	25,935
		115,592
Construction & Engineering - 0.8%
Fluor Corp.	340,500	28,762
Jacobs Engineering Group, Inc. (a)	162,200	14,653
		43,415
Electrical Equipment - 2.7%
ABB Ltd. sponsored ADR	7,102,400	118,894
General Cable Corp.	751,200	37,522
		156,416
Industrial Conglomerates - 2.7%
General Electric Co.	1,698,890	59,325
McDermott International, Inc. (a)	1,340,300	64,602
Textron, Inc.	323,200	29,828
		153,755
Machinery - 0.7%
Bucyrus International, Inc. Class A	246,262	12,547
Deere & Co.	205,400	22,269
IDEX Corp.	57,300	2,980
		37,796
TOTAL INDUSTRIALS		563,542
INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 9.4%
Balda AG	761,212	10,124
Cisco Systems, Inc. (a)	6,869,200	178,187
Corning, Inc. (a)	2,978,400	61,444
Harris Corp.	550,600	27,023
Juniper Networks, Inc. (a)	1,517,900	28,703
Nice Systems Ltd. sponsored ADR	1,205,310	41,258
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	1,361,897	$ 54,857
Research In Motion Ltd. (a)	986,200	138,670
		540,266
Computers & Peripherals - 5.9%
Apple, Inc. (a)	771,166	65,248
EMC Corp. (a)	10,576,742	147,546
Network Appliance, Inc. (a)	1,988,785	76,906
QLogic Corp.	1,714,874	30,165
SanDisk Corp. (a)	453,700	16,524
		336,389
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	674,518	43,533
Internet Software & Services - 4.2%
eBay, Inc. (a)	1,256,059	40,269
Google, Inc. Class A (sub. vtg.) (a)	382,400	171,870
Omniture, Inc.	34,281	533
VeriSign, Inc. (a)	1,226,400	31,028
		243,700
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	681,000	61,426
ExlService Holdings, Inc.	644,381	14,602
First Data Corp.	1,181,200	30,156
Infosys Technologies Ltd. sponsored ADR	536,100	29,089
MoneyGram International, Inc.	445,384	13,388
Paychex, Inc. (d)	680,586	27,652
Satyam Computer Services Ltd. sponsored ADR (d)	1,434,300	30,924
The Western Union Co.	3,602,000	78,055
WNS Holdings Ltd. ADR	669,400	21,535
		306,827
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A (a)	2,029,700	69,192
Integrated Device Technology, Inc. (a)	894,800	14,514
SiRF Technology Holdings, Inc. (a)(d)	1,103,640	31,553
		115,259
Software - 7.1%
Activision, Inc. (a)	1,212,254	20,269
Electronic Arts, Inc. (a)	1,010,013	50,925
FalconStor Software, Inc. (a)(d)	301,948	3,035
Guidance Software, Inc. (d)	175,100	2,266
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	7,646,124	$ 215,394
Nuance Communications, Inc. (a)(d)	820,614	11,562
Oracle Corp. (a)	3,482,400	57,216
Red Hat, Inc. (a)	1,136,258	25,509
Salesforce.com, Inc. (a)	130,300	5,637
THQ, Inc. (a)	397,275	12,796
		404,609
TOTAL INFORMATION TECHNOLOGY		1,990,583
MATERIALS - 1.3%
Chemicals - 1.3%
Monsanto Co.	1,012,600	53,354
Praxair, Inc.	145,500	8,976
Zoltek Companies, Inc. (a)(d)	416,881	12,323
		74,653
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,585,190	58,335
Level 3 Communications, Inc. (a)	4,413,022	28,994
		87,329
Wireless Telecommunication Services - 0.4%
America Movil SA de CV Series L sponsored ADR	465,500	20,389
TOTAL TELECOMMUNICATION SERVICES		107,718
TOTAL COMMON STOCKS (Cost $5,341,617)		5,704,234
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	664,000	$ 0
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC B Shares	127,898,435	255
TOTAL PREFERRED STOCKS (Cost $4,926)		255
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 5.35% (b)	102,120,622	102,121
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	144,578,140	144,578
TOTAL MONEY MARKET FUNDS (Cost $246,699)		246,699
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $4,285)	$ 4,286	4,285
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $5,597,527)		5,955,473
NET OTHER ASSETS - (3.8)%		(219,780)
NET ASSETS - 100%		$ 5,735,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,088
GeneProt, Inc. Series A	7/7/00	$ 3,595
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,285,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 1,726
Credit Suisse Securities (USA) LLC	2,559
$ 4,285
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 852
Fidelity Securities Lending Cash Central Fund	321
Total	$ 1,173
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $5,613,694,000. Net unrealized appreciation aggregated $341,779,000, of which $499,921,000 related to appreciated investment securities and $158,142,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797924.103

EPI-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 0.3%
Red Robin Gourmet Burgers, Inc. (a)	540,000	$ 21,319
Household Durables - 0.8%
KB Home	420,000	20,832
Whirlpool Corp.	420,000	37,048
		57,880
Media - 4.6%
Comcast Corp. Class A	1,380,000	35,494
Dow Jones & Co., Inc.	1,000,000	36,060
EchoStar Communications Corp. Class A (a)	960,000	38,976
The Walt Disney Co.	2,200,000	75,372
Time Warner, Inc.	3,300,000	67,155
Viacom, Inc. Class B (non-vtg.) (a)	1,900,000	74,176
		327,233
Specialty Retail - 2.6%
Big 5 Sporting Goods Corp.	780,000	18,634
Christopher & Banks Corp. (d)	700,000	12,999
Home Depot, Inc.	2,400,000	95,040
Hot Topic, Inc. (a)	2,200,000	23,452
Williams-Sonoma, Inc. (d)	1,100,000	37,136
		187,261
Textiles, Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	780,000	38,316
VF Corp.	240,000	19,154
		57,470
TOTAL CONSUMER DISCRETIONARY		651,163
CONSUMER STAPLES - 9.1%
Beverages - 0.7%
Anheuser-Busch Companies, Inc.	1,100,000	53,988
Food & Staples Retailing - 3.9%
CVS Corp.	560,000	17,590
Wal-Mart Stores, Inc.	4,600,000	222,180
Whole Foods Market, Inc.	820,000	39,171
		278,941
Food Products - 1.8%
General Mills, Inc.	660,000	37,198
Hershey Co.	1,800,000	95,184
		132,382
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	520,000	$ 35,027
Kimberly-Clark Corp.	920,000	62,661
		97,688
Tobacco - 1.3%
Altria Group, Inc.	1,100,000	92,708
TOTAL CONSUMER STAPLES		655,707
ENERGY - 12.3%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	500,000	32,555
BJ Services Co.	1,200,000	32,148
Halliburton Co.	2,300,000	71,024
National Oilwell Varco, Inc. (a)	570,000	39,695
Schlumberger Ltd. (NY Shares)	840,000	52,752
		228,174
Oil, Gas & Consumable Fuels - 9.1%
BP PLC sponsored ADR	880,000	54,243
Chevron Corp.	1,500,000	102,915
ConocoPhillips	1,000,000	65,420
Exxon Mobil Corp.	5,000,000	358,400
Massey Energy Co.	1,500,000	36,390
Valero Energy Corp.	700,000	40,355
		657,723
TOTAL ENERGY		885,897
FINANCIALS - 28.6%
Capital Markets - 2.2%
Merrill Lynch & Co., Inc.	620,000	51,882
Morgan Stanley	940,000	70,425
State Street Corp.	580,000	37,996
		160,303
Commercial Banks - 3.2%
U.S. Bancorp, Delaware	2,500,000	89,150
Wachovia Corp.	1,300,000	71,981
Wells Fargo & Co.	2,000,000	69,400
		230,531
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.5%
American Express Co.	640,000	$ 36,397
Diversified Financial Services - 7.4%
Bank of America Corp.	3,700,000	188,219
Citigroup, Inc.	3,800,000	191,520
JPMorgan Chase & Co.	3,000,000	148,200
		527,939
Insurance - 11.4%
ACE Ltd.	320,000	17,971
AFLAC, Inc.	2,400,000	113,280
American International Group, Inc.	4,600,000	308,660
Genworth Financial, Inc. Class A (non-vtg.)	2,000,000	70,740
Hartford Financial Services Group, Inc.	800,000	75,648
Marsh & McLennan Companies, Inc.	3,700,000	108,854
MetLife, Inc.	1,100,000	69,465
PartnerRe Ltd.	260,000	18,065
The Chubb Corp.	700,000	35,735
		818,418
Real Estate Investment Trusts - 1.9%
General Growth Properties, Inc.	2,100,000	133,203
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	660,000	37,442
Freddie Mac	1,100,000	70,598
MGIC Investment Corp. (d)	580,000	35,003
		143,043
TOTAL FINANCIALS		2,049,834
HEALTH CARE - 10.2%
Biotechnology - 0.6%
Amgen, Inc. (a)	160,000	10,282
Biogen Idec, Inc. (a)	720,000	32,537
		42,819
Health Care Equipment & Supplies - 2.7%
Bausch & Lomb, Inc.	500,000	26,130
Baxter International, Inc.	1,100,000	55,011
Becton, Dickinson & Co.	760,000	57,752
DENTSPLY International, Inc.	760,000	23,970
Hospira, Inc. (a)	840,000	32,147
		195,010
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.0%
Health Net, Inc. (a)	800,000	$ 42,776
Medco Health Solutions, Inc. (a)	360,000	24,340
UnitedHealth Group, Inc.	2,800,000	146,160
		213,276
Pharmaceuticals - 3.9%
Johnson & Johnson	560,000	35,308
Merck & Co., Inc.	2,500,000	110,400
Pfizer, Inc.	5,500,000	137,280
		282,988
TOTAL HEALTH CARE		734,093
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	800,000	37,152
Lockheed Martin Corp.	360,000	35,021
The Boeing Co.	420,000	36,653
United Technologies Corp.	900,000	59,067
		167,893
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. Class B	2,000,000	140,380
Building Products - 0.3%
Masco Corp.	640,000	19,104
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	700,000	35,574
Industrial Conglomerates - 4.0%
3M Co.	940,000	69,635
General Electric Co.	4,000,000	139,680
Teleflex, Inc.	280,000	18,738
Tyco International Ltd.	1,900,000	58,577
		286,630
Machinery - 2.4%
Caterpillar, Inc.	600,000	38,652
Graco, Inc.	440,000	17,824
Illinois Tool Works, Inc.	700,000	36,190
Oshkosh Truck Co.	340,000	18,241
SPX Corp.	900,000	62,910
		173,817
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	720,000	$ 57,017
YRC Worldwide, Inc. (a)	1,000,000	43,480
		100,497
TOTAL INDUSTRIALS		923,895
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	1,300,000	33,722
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	1,500,000	59,070
International Business Machines Corp.	1,400,000	130,214
		189,284
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	920,000	35,254
Flextronics International Ltd. (a)	1,700,000	18,581
Tektronix, Inc.	320,000	9,155
		62,990
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	600,000	18,516
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	2,700,000	50,139
Intel Corp.	3,300,000	65,505
Linear Technology Corp.	560,000	18,586
Maxim Integrated Products, Inc.	1,200,000	39,300
MKS Instruments, Inc. (a)	1,500,000	36,180
National Semiconductor Corp.	1,500,000	38,430
Verigy Ltd.	1,100,000	25,839
		273,979
Software - 0.5%
Microsoft Corp.	1,200,000	33,804
TOTAL INFORMATION TECHNOLOGY		612,295
MATERIALS - 1.6%
Chemicals - 0.8%
Airgas, Inc.	680,000	28,064
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	480,000	$ 19,680
Valspar Corp.	400,000	10,844
		58,588
Metals & Mining - 0.8%
Alcoa, Inc.	1,100,000	36,751
Newmont Mining Corp.	500,000	22,535
		59,286
TOTAL MATERIALS		117,874
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	7,000,000	257,600
Verizon Communications, Inc.	2,100,000	78,603
		336,203
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	1,800,000	34,704
TOTAL TELECOMMUNICATION SERVICES		370,907
UTILITIES - 1.8%
Electric Utilities - 1.1%
Edison International	400,000	18,768
Exelon Corp.	580,000	38,239
FirstEnergy Corp.	300,000	18,771
		75,778
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	480,000	31,752
Multi-Utilities - 0.3%
Wisconsin Energy Corp.	380,000	18,221
TOTAL UTILITIES		125,751
TOTAL COMMON STOCKS (Cost $5,674,000)		7,127,416
Money Market Funds - 0.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	42,927,035	$ 42,927
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	18,923,600	18,924
TOTAL MONEY MARKET FUNDS (Cost $61,851)		61,851
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,735,851)		7,189,267
NET OTHER ASSETS - (0.2)%		(13,657)
NET ASSETS - 100%		$ 7,175,610
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 580
Fidelity Securities Lending Cash Central Fund	10
Total	$ 590
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $5,737,545,000. Net unrealized appreciation aggregated $1,451,722,000, of which $1,575,954,000 related to appreciated investment securities and $124,232,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® >Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797934.103

AEV-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.4%
Renault SA	3,300	$ 392,555
Winnebago Industries, Inc.	4,400	143,088
		535,643
Diversified Consumer Services - 0.6%
Service Corp. International	38,900	456,297
Stewart Enterprises, Inc. Class A	35,300	279,223
		735,520
Hotels, Restaurants & Leisure - 1.7%
Accor SA	3,700	326,736
Aristocrat Leisure Ltd.	30,000	397,127
Greek Organization of Football Prognostics SA	2,100	74,200
Jollibee Food Corp.	71,300	73,810
McDonald's Corp.	17,300	756,356
Minor International PCL (For. Reg.)	218,900	71,412
WMS Industries, Inc. (a)	10,700	400,501
		2,100,142
Household Durables - 2.2%
Bassett Furniture Industries, Inc.	12,182	192,232
Black & Decker Corp.	2,200	185,394
Cyrela Brazil Realty SA	5,000	46,333
La-Z-Boy, Inc.	16,600	228,416
The Stanley Works	11,090	616,271
Urbi, Desarrollos Urbanos, SA de CV	37,800	147,797
Whirlpool Corp.	15,000	1,323,150
		2,739,593
Leisure Equipment & Products - 0.7%
Brunswick Corp.	10,900	355,885
Eastman Kodak Co.	17,600	420,288
MarineMax, Inc. (a)	2,500	57,000
Polaris Industries, Inc.	1,700	81,413
		914,586
Media - 1.7%
CKX, Inc. (a)	15,000	197,400
Getty Images, Inc. (a)	5,000	262,250
Grupo Televisa SA de CV (CPO) sponsored ADR	4,000	109,160
News Corp.:
Class A	13,700	308,661
Class B	14,400	343,296
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
R.H. Donnelley Corp.	8,300	$ 593,865
Viacom, Inc. Class B (non-vtg.) (a)	6,800	265,472
		2,080,104
Multiline Retail - 0.9%
JCPenney Co., Inc.	5,800	470,438
Retail Ventures, Inc. (a)	1,500	30,525
Sears Holdings Corp. (a)	2,600	468,650
Tuesday Morning Corp.	12,200	192,028
		1,161,641
Specialty Retail - 1.9%
AutoZone, Inc. (a)	1,000	125,290
Home Depot, Inc.	13,600	538,560
OfficeMax, Inc.	22,900	1,188,510
RadioShack Corp.	9,200	229,724
Truworths International Ltd.	2,900	13,640
Williams-Sonoma, Inc.	7,300	246,448
		2,342,172
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	14,400	648,000
VF Corp.	3,300	263,373
		911,373
TOTAL CONSUMER DISCRETIONARY		13,520,774
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
Anadolu Efes Biracilk Ve Malt Sanyii AS	2,000	61,925
Fomento Economico Mexicano SA de CV sponsored ADR	1,100	121,330
Pernod Ricard SA	860	177,529
Remy Cointreau SA	2,800	185,677
		546,461
Food & Staples Retailing - 1.3%
Rite Aid Corp.	61,000	364,170
Safeway, Inc.	25,700	888,449
Wal-Mart de Mexico SA de CV Series V	44,200	170,842
Winn-Dixie Stores, Inc. (a)	10,800	209,412
		1,632,873
Food Products - 2.1%
BioMar Holding AS	8,250	380,947
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	4,500	$ 357,120
Cermaq ASA	22,500	421,850
Chiquita Brands International, Inc.	42,108	610,566
Marine Harvest ASA (a)	348,000	425,518
Tyson Foods, Inc. Class A	24,700	450,775
		2,646,776
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	11,800	165,436
Central Garden & Pet Co. (a)	16,700	232,965
		398,401
Personal Products - 1.2%
Avon Products, Inc.	24,500	898,170
Playtex Products, Inc. (a)	44,500	610,095
		1,508,265
Tobacco - 1.1%
Altria Group, Inc.	16,530	1,393,148
TOTAL CONSUMER STAPLES		8,125,924
ENERGY - 11.4%
Energy Equipment & Services - 4.0%
Diamond Offshore Drilling, Inc.	7,100	552,522
GlobalSantaFe Corp.	32,933	1,897,929
National Oilwell Varco, Inc. (a)	28,200	1,963,848
Transocean, Inc. (a)	7,900	605,772
		5,020,071
Oil, Gas & Consumable Fuels - 7.4%
Cabot Oil & Gas Corp.	17,800	1,202,568
Canadian Natural Resources Ltd.	17,300	868,735
Chesapeake Energy Corp.	8,600	262,214
CONSOL Energy, Inc.	17,900	638,493
EOG Resources, Inc.	11,000	745,140
Exxon Mobil Corp.	9,000	645,120
Noble Energy, Inc.	22,400	1,289,568
Peabody Energy Corp.	15,100	610,040
Plains Exploration & Production Co. (a)	25,300	1,154,439
Range Resources Corp.	19,766	631,128
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	330	$ 8,491
Valero Energy Corp.	22,600	1,302,890
		9,358,826
TOTAL ENERGY		14,378,897
FINANCIALS - 21.8%
Capital Markets - 2.3%
Bank of New York Co., Inc.	7,400	300,588
Franklin Resources, Inc.	2,800	328,692
Merrill Lynch & Co., Inc.	11,300	945,584
Morgan Stanley	14,400	1,078,848
State Street Corp.	3,710	243,042
		2,896,754
Commercial Banks - 1.9%
Cathay General Bancorp	11,200	380,016
Commerce Bancorp, Inc., New Jersey	11,100	370,962
East West Bancorp, Inc.	10,500	391,335
UCBH Holdings, Inc.	20,934	399,002
Wachovia Corp.	15,200	841,624
		2,382,939
Consumer Finance - 0.2%
Capital One Financial Corp.	3,300	254,364
Diversified Financial Services - 4.5%
Bank of America Corp.	44,980	2,288,133
JPMorgan Chase & Co.	67,500	3,334,500
		5,622,633
Insurance - 8.8%
AFLAC, Inc.	12,300	580,560
American International Group, Inc.	29,890	2,005,619
Aspen Insurance Holdings Ltd.	47,557	1,260,261
Axis Capital Holdings Ltd.	38,656	1,306,959
Endurance Specialty Holdings Ltd.	37,000	1,312,020
Everest Re Group Ltd.	12,800	1,244,288
Hartford Financial Services Group, Inc.	6,200	586,272
Marsh & McLennan Companies, Inc.	11,000	323,620
MetLife, Inc.	7,900	498,885
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	43,491	$ 1,389,537
Prudential Financial, Inc.	6,800	618,392
		11,126,413
Real Estate Investment Trusts - 2.7%
Corporate Office Properties Trust (SBI)	10,800	551,016
Developers Diversified Realty Corp.	13,300	871,948
Duke Realty LP	11,900	524,314
Equity Residential (SBI)	3,700	187,923
General Growth Properties, Inc.	10,237	649,333
Kimco Realty Corp.	11,200	562,912
United Dominion Realty Trust, Inc. (SBI)	1,355	44,241
		3,391,687
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	16,000	496,234
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	7,368	282,047
Fannie Mae	9,600	544,608
Hudson City Bancorp, Inc.	31,900	427,460
		1,254,115
TOTAL FINANCIALS		27,425,139
HEALTH CARE - 6.3%
Biotechnology - 0.2%
Amgen, Inc. (a)	4,000	257,040
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	15,900	795,159
Becton, Dickinson & Co.	12,000	911,880
C.R. Bard, Inc.	10,400	829,920
		2,536,959
Health Care Providers & Services - 1.0%
Acibadem Saglik Hizmetleri AS	14,000	137,721
Brookdale Senior Living, Inc.	11,220	529,696
Bumrungrad Hospital PCL (For. Reg.)	62,400	67,856
DaVita, Inc. (a)	8,800	480,040
Henry Schein, Inc. (a)	200	10,434
		1,225,747
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	11,100	502,497
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.7%
Merck & Co., Inc.	35,000	$ 1,545,600
MGI Pharma, Inc. (a)	17,700	375,594
Pfizer, Inc.	48,600	1,213,056
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,800	312,928
		3,447,178
TOTAL HEALTH CARE		7,969,421
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.6%
General Dynamics Corp.	7,000	535,220
Honeywell International, Inc.	25,400	1,179,576
Precision Castparts Corp.	4,000	363,880
United Technologies Corp.	17,800	1,168,214
		3,246,890
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,500	76,440
United Parcel Service, Inc. Class B	6,100	428,159
		504,599
Building Products - 0.3%
Masco Corp.	12,500	373,125
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc.	21,900	280,758
The Brink's Co.	4,500	266,535
Waste Management, Inc.	7,500	255,375
		802,668
Construction & Engineering - 1.4%
Fluor Corp.	13,400	1,131,898
Shaw Group, Inc. (a)	21,600	664,848
		1,796,746
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	2,400	220,176
Industrial Conglomerates - 0.5%
Tyco International Ltd.	21,000	647,430
Machinery - 2.4%
Deere & Co.	6,300	683,046
Dover Corp.	5,100	243,729
Flowserve Corp. (a)	6,900	358,248
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Oshkosh Truck Co.	6,500	$ 348,725
SPX Corp.	19,500	1,363,050
		2,996,798
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	5,700	451,383
Con-way, Inc.	12,500	613,750
Landstar System, Inc.	6,100	272,609
Union Pacific Corp.	6,100	601,643
		1,939,385
TOTAL INDUSTRIALS		12,527,817
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.2%
Alcatel-Lucent SA sponsored ADR	18,800	241,204
Comverse Technology, Inc. (a)	14,000	307,720
Motorola, Inc.	30,500	564,860
Nokia Corp. sponsored ADR	18,600	406,038
		1,519,822
Computers & Peripherals - 4.0%
Dell, Inc. (a)	18,300	418,155
Hewlett-Packard Co.	18,100	712,778
Intermec, Inc. (a)	24,100	539,840
International Business Machines Corp.	11,600	1,078,916
NCR Corp. (a)	22,200	1,025,640
QLogic Corp.	17,000	299,030
Seagate Technology	34,300	922,670
		4,997,029
Electronic Equipment & Instruments - 4.0%
Agilent Technologies, Inc. (a)	12,900	409,188
Amphenol Corp. Class A	5,100	329,154
Arrow Electronics, Inc. (a)	25,481	976,432
Avnet, Inc. (a)	44,503	1,627,475
Flextronics International Ltd. (a)	45,500	497,315
Ingram Micro, Inc. Class A (a)	14,300	277,849
Jabil Circuit, Inc.	4,900	130,928
Molex, Inc.	14,300	419,419
Vishay Intertechnology, Inc. (a)	24,900	354,825
		5,022,585
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	1,400	$ 629,230
VeriSign, Inc. (a)	21,200	536,360
Yahoo!, Inc. (a)	20,500	632,630
		1,798,220
IT Services - 0.6%
Mastercard, Inc. Class A	4,000	428,720
Satyam Computer Services Ltd. sponsored ADR	13,600	293,216
		721,936
Office Electronics - 0.3%
Xerox Corp.	27,200	469,744
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	6,900	250,125
Applied Materials, Inc.	26,800	497,676
ASML Holding NV (NY Shares) (a)	24,600	604,668
Atmel Corp. (a)	69,500	385,030
Axcelis Technologies, Inc. (a)	8,905	64,828
Broadcom Corp. Class A (a)	9,800	334,082
Brooks Automation, Inc. (a)	18,000	279,540
Cypress Semiconductor Corp. (a)	2,000	38,000
Fairchild Semiconductor International, Inc. (a)	21,600	404,136
FormFactor, Inc. (a)	11,900	508,725
Hittite Microwave Corp. (a)	6,400	268,416
Integrated Device Technology, Inc. (a)	11,500	186,530
Intel Corp.	26,800	531,980
Intersil Corp. Class A	12,400	327,980
Lam Research Corp. (a)	8,300	370,678
Linear Technology Corp.	11,400	378,366
Maxim Integrated Products, Inc.	14,400	471,600
Microchip Technology, Inc.	7,100	252,760
National Semiconductor Corp.	28,300	725,046
ON Semiconductor Corp. (a)	79,400	779,708
Teradyne, Inc. (a)	38,746	624,586
Volterra Semiconductor Corp. (a)	9,000	126,720
		8,411,180
Software - 2.1%
Hyperion Solutions Corp. (a)	12,700	544,068
Microsoft Corp.	23,200	653,544
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	20,800	$ 355,680
Ubisoft Entertainment SA (a)	24,000	1,057,621
		2,610,913
TOTAL INFORMATION TECHNOLOGY		25,551,429
MATERIALS - 3.2%
Chemicals - 1.3%
Agrium, Inc.	10,100	387,661
Ashland, Inc.	6,600	432,828
Celanese Corp. Class A	11,085	316,809
Monsanto Co.	9,700	511,093
		1,648,391
Metals & Mining - 1.7%
Alcoa, Inc.	17,900	598,039
Titanium Metals Corp.	42,300	1,476,270
		2,074,309
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	6,400	237,440
TOTAL MATERIALS		3,960,140
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	92,377	3,399,474
Verizon Communications, Inc.	22,900	857,147
		4,256,621
Wireless Telecommunication Services - 2.1%
America Movil SA de CV Series L sponsored ADR	5,800	254,040
American Tower Corp. Class A (a)	11,400	441,636
Bharti Airtel Ltd. (a)	7,621	124,884
Cellcom Israel Ltd.	3,600	66,240
Crown Castle International Corp. (a)	11,100	363,636
MTN Group Ltd.	16,600	202,075
Orascom Telecom Holding SAE GDR	939	66,293
Partner Communications Co. Ltd. ADR	3,082	42,131
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	15,700	$ 423,429
Sprint Nextel Corp.	33,600	647,808
		2,632,172
TOTAL TELECOMMUNICATION SERVICES		6,888,793
UTILITIES - 4.2%
Electric Utilities - 1.0%
Entergy Corp.	6,900	681,030
PPL Corp.	15,100	574,102
		1,255,132
Independent Power Producers & Energy Traders - 2.1%
AES Corp. (a)	59,600	1,270,672
Constellation Energy Group, Inc.	17,020	1,338,963
		2,609,635
Multi-Utilities - 1.1%
CMS Energy Corp.	44,200	771,290
Sempra Energy	9,900	594,495
		1,365,785
TOTAL UTILITIES		5,230,552
TOTAL COMMON STOCKS (Cost $116,588,146)		125,578,886
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 5.35% (b) (Cost $658,891)	658,891	658,891
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $117,247,037)		126,237,777
NET OTHER ASSETS - (0.5)%		(633,509)
NET ASSETS - 100%		$ 125,604,268
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,710
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $117,547,720. Net unrealized appreciation aggregated $8,690,057, of which $10,317,590 related to appreciated investment securities and $1,627,533 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797935.103

AFIF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 23.8%
Automobiles - 2.7%
Renault SA	26,197	$ 3,116,289
Diversified Consumer Services - 4.1%
DeVry, Inc.	67,393	1,862,743
Weight Watchers International, Inc.	61,152	2,889,432
		4,752,175
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. (a)	100	3,090
Household Durables - 5.2%
Harman International Industries, Inc.	59,622	5,912,118
Media - 6.9%
R.H. Donnelley Corp.	100	7,155
The Walt Disney Co.	67,700	2,319,402
Time Warner, Inc.	275,200	5,600,320
		7,926,877
Multiline Retail - 3.0%
Sears Holdings Corp. (a)	19,100	3,442,775
Specialty Retail - 1.9%
Home Depot, Inc.	55,800	2,209,680
TOTAL CONSUMER DISCRETIONARY		27,363,004
CONSUMER STAPLES - 4.1%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	28,900	2,440,316
Food & Staples Retailing - 2.0%
Safeway, Inc.	66,450	2,297,177
TOTAL CONSUMER STAPLES		4,737,493
FINANCIALS - 5.0%
Capital Markets - 5.0%
Ashmore Group plc	74,522	398,916
Goldman Sachs Group, Inc.	11,600	2,338,560
Greenhill & Co., Inc. (d)	19,000	1,280,220
Julius Baer Holding AG (Bearer)	9,225	1,166,418
UBS AG (NY Shares)	9,200	543,168
		5,727,282
Real Estate Management & Development - 0.0%
The St. Joe Co.	100	5,564
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Countrywide Financial Corp.	100	$ 3,828
TOTAL FINANCIALS		5,736,674
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Cepheid, Inc. (a)	100	797
Health Care Equipment & Supplies - 0.6%
Biosite, Inc. (a)	12,400	658,688
Health Care Technology - 0.2%
Emdeon Corp. (a)	20,700	309,258
TOTAL HEALTH CARE		968,743
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	24,800	1,151,712
Airlines - 3.1%
AirAsia BHD (a)	2,498,600	1,162,637
US Airways Group, Inc. (a)(d)	45,600	2,384,424
		3,547,061
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	62,200	1,041,228
Machinery - 5.4%
Deere & Co.	33,800	3,664,596
Flowserve Corp. (a)	48,000	2,492,160
		6,156,756
Marine - 0.0%
Diana Shipping, Inc.	100	1,910
Road & Rail - 3.3%
Hertz Global Holdings, Inc.	180,700	3,841,682
TOTAL INDUSTRIALS		15,740,349
INFORMATION TECHNOLOGY - 34.2%
Communications Equipment - 8.5%
Cisco Systems, Inc. (a)	84,700	2,197,118
Juniper Networks, Inc. (a)(d)	221,250	4,183,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Opnext, Inc.	55,629	$ 937,349
QUALCOMM, Inc.	61,400	2,473,192
		9,791,497
Computers & Peripherals - 5.3%
SanDisk Corp. (a)	77,100	2,807,982
Sun Microsystems, Inc. (a)	532,500	3,264,225
		6,072,207
Electronic Equipment & Instruments - 5.0%
Agilent Technologies, Inc. (a)	182,800	5,798,416
Internet Software & Services - 2.1%
eBay, Inc. (a)	77,658	2,489,715
IT Services - 5.9%
First Data Corp.	148,100	3,780,993
The Western Union Co.	138,100	2,992,627
		6,773,620
Semiconductors & Semiconductor Equipment - 0.1%
Marvell Technology Group Ltd. (a)	3,800	77,976
Software - 7.3%
Electronic Arts, Inc. (a)	46,448	2,341,908
NAVTEQ Corp. (a)	115,400	3,688,184
Nintendo Co. Ltd.	9,100	2,406,403
		8,436,495
TOTAL INFORMATION TECHNOLOGY		39,439,926
MATERIALS - 1.6%
Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc.	3,500	552,335
Construction Materials - 1.1%
Texas Industries, Inc.	15,900	1,259,439
TOTAL MATERIALS		1,811,774
TELECOMMUNICATION SERVICES - 16.1%
Diversified Telecommunication Services - 13.1%
AT&T, Inc.	258,000	9,494,397
Global Crossing Ltd. (a)	131,750	3,745,653
Level 3 Communications, Inc. (a)	282,700	1,857,339
		15,097,389
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	88,700	$ 3,436,238
TOTAL TELECOMMUNICATION SERVICES		18,533,627
TOTAL COMMON STOCKS (Cost $109,924,035)		114,331,590
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 5.35% (b)	292,885	292,885
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	5,856,500	5,856,500
TOTAL MONEY MARKET FUNDS (Cost $6,149,385)		6,149,385
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $116,073,420)		120,480,975
NET OTHER ASSETS - (4.6)%		(5,348,657)
NET ASSETS - 100%		$ 115,132,318
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,538
Fidelity Securities Lending Cash Central Fund	2,591
Total	$ 21,129
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $116,371,593. Net unrealized appreciation aggregated $4,109,382, of which $6,877,904 related to appreciated investment securities and $2,768,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797925.103

AGAI-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.5%
Jamba, Inc. (a)(d)	384,300	$ 3,801
Starbucks Corp. (a)	124,950	3,861
		7,662
Household Durables - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	158,000	5,802
Sony Corp. sponsored ADR	39,900	2,066
Whirlpool Corp.	40,100	3,537
		11,405
Media - 1.8%
E.W. Scripps Co. Class A	55,600	2,521
News Corp. Class B	421,200	10,041
Time Warner, Inc.	721,000	14,672
		27,234
Multiline Retail - 2.8%
Family Dollar Stores, Inc.	121,900	3,531
Federated Department Stores, Inc.	142,800	6,377
JCPenney Co., Inc.	55,200	4,477
Nordstrom, Inc.	72,400	3,844
Saks, Inc.	114,300	2,208
Sears Holdings Corp. (a)	30,300	5,462
Target Corp.	295,900	18,207
		44,106
Specialty Retail - 1.8%
Best Buy Co., Inc.	127,400	5,920
Lowe's Companies, Inc.	123,200	4,011
PETsMART, Inc.	71,897	2,179
Staples, Inc.	431,398	11,225
Tiffany & Co., Inc.	99,200	4,319
		27,654
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	63,300	2,849
TOTAL CONSUMER DISCRETIONARY		120,910
CONSUMER STAPLES - 7.5%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	75,200	6,350
PepsiCo, Inc.	47,800	3,019
		9,369
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
CVS Corp.	227,700	$ 7,152
Safeway, Inc.	114,800	3,969
Wal-Mart Stores, Inc.	300,300	14,504
Whole Foods Market, Inc.	38,100	1,820
		27,445
Food Products - 0.9%
Nestle SA sponsored ADR	153,200	14,301
Household Products - 3.3%
Colgate-Palmolive Co.	207,600	13,984
Procter & Gamble Co.	580,200	36,837
		50,821
Tobacco - 1.0%
Altria Group, Inc.	183,900	15,499
TOTAL CONSUMER STAPLES		117,435
ENERGY - 8.6%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	129,470	8,430
Cameron International Corp. (a)	318,700	18,067
Diamond Offshore Drilling, Inc.	97,100	7,556
Halliburton Co.	323,300	9,984
Nabors Industries Ltd. (a)	194,800	5,836
Schlumberger Ltd. (NY Shares)	317,900	19,964
Smith International, Inc.	280,900	11,517
		81,354
Oil, Gas & Consumable Fuels - 3.4%
EOG Resources, Inc.	93,500	6,334
Exxon Mobil Corp.	294,900	21,138
Peabody Energy Corp.	124,100	5,014
Petroplus Holdings AG	23,210	1,619
Plains Exploration & Production Co. (a)	132,800	6,060
Ultra Petroleum Corp. (a)	66,300	3,369
Valero Energy Corp.	168,000	9,685
		53,219
TOTAL ENERGY		134,573
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.8%
Capital Markets - 4.4%
Ameriprise Financial, Inc.	150,100	$ 8,775
Charles Schwab Corp.	410,400	7,584
E*TRADE Financial Corp.	198,400	4,581
Franklin Resources, Inc.	80,800	9,485
Goldman Sachs Group, Inc.	39,100	7,883
Investors Financial Services Corp.	185,081	10,835
Lehman Brothers Holdings, Inc.	19,100	1,400
State Street Corp.	227,000	14,871
UBS AG (NY Shares)	43,900	2,592
		68,006
Commercial Banks - 3.0%
Commerce Bancorp, Inc., New Jersey (d)	70,000	2,339
Mizuho Financial Group, Inc.	468	3,265
PNC Financial Services Group, Inc.	110,500	8,101
Standard Chartered PLC (United Kingdom)	218,186	6,120
U.S. Bancorp, Delaware	133,600	4,764
Wachovia Corp.	133,371	7,385
Wells Fargo & Co.	419,400	14,553
		46,527
Consumer Finance - 0.8%
American Express Co.	154,100	8,764
Capital One Financial Corp.	49,100	3,785
		12,549
Diversified Financial Services - 2.2%
Bank of America Corp.	450,500	22,917
Citigroup, Inc.	230,500	11,617
Fortress Investment Group LLC	100	3
		34,537
Insurance - 9.9%
ACE Ltd.	162,800	9,143
AFLAC, Inc.	121,600	5,740
American International Group, Inc.	895,030	60,053
Berkshire Hathaway, Inc. Class A (a)	127	13,486
Endurance Specialty Holdings Ltd.	57,100	2,025
Everest Re Group Ltd.	89,500	8,700
Fidelity National Financial, Inc. Class A	178,100	4,274
Hartford Financial Services Group, Inc.	137,800	13,030
Lincoln National Corp.	107,101	7,299
National Financial Partners Corp.	130,900	6,042
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	49,100	$ 3,411
Prudential Financial, Inc.	146,100	13,286
W.R. Berkley Corp.	231,050	7,532
		154,021
Real Estate Investment Trusts - 0.2%
Equity Residential (SBI)	29,190	1,483
Vornado Realty Trust	15,903	2,023
		3,506
Real Estate Management & Development - 0.4%
Mitsui Fudosan Co. Ltd.	189,000	5,195
Move, Inc.	173,600	1,036
		6,231
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	53,600	2,052
Hudson City Bancorp, Inc.	454,800	6,094
People's Bank	114,400	5,078
Washington Mutual, Inc.	15,200	655
		13,879
TOTAL FINANCIALS		339,256
HEALTH CARE - 12.5%
Biotechnology - 2.0%
Amgen, Inc. (a)	72,800	4,678
Biogen Idec, Inc. (a)	94,400	4,266
Celgene Corp. (a)	78,100	4,163
Cephalon, Inc. (a)	55,200	3,924
Genentech, Inc. (a)	29,700	2,506
Gilead Sciences, Inc. (a)	125,700	8,995
PDL BioPharma, Inc. (a)	149,100	2,846
		31,378
Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	18,800	2,343
Baxter International, Inc.	236,400	11,822
Becton, Dickinson & Co.	116,400	8,845
C.R. Bard, Inc.	79,200	6,320
Cooper Companies, Inc.	106,700	4,896
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO, Inc. (a)	136,500	$ 5,348
St. Jude Medical, Inc. (a)	51,500	2,042
		41,616
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc.	48,300	2,280
Cardinal Health, Inc.	124,400	8,719
Health Net, Inc. (a)	127,300	6,807
Healthways, Inc. (a)	8,400	365
Henry Schein, Inc. (a)	166,195	8,670
I-trax, Inc. (a)	221,400	886
Medco Health Solutions, Inc. (a)	106,300	7,187
UnitedHealth Group, Inc.	133,100	6,948
		41,862
Health Care Technology - 0.1%
IMS Health, Inc.	80,000	2,310
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (a)	88,400	2,275
Invitrogen Corp. (a)	97,100	6,142
Millipore Corp. (a)	60,100	4,298
		12,715
Pharmaceuticals - 4.2%
Allergan, Inc.	54,900	6,133
Johnson & Johnson	290,500	18,316
Merck & Co., Inc.	337,900	14,922
Novartis AG sponsored ADR	500	28
Pfizer, Inc.	490,100	12,233
Roche Holding AG (participation certificate)	30,423	5,427
Wyeth	160,320	7,843
		64,902
TOTAL HEALTH CARE		194,783
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.9%
EDO Corp.	120,506	2,897
General Dynamics Corp.	161,900	12,379
Hexcel Corp. (a)	129,400	2,337
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	153,700	$ 7,138
United Technologies Corp.	300,400	19,715
		44,466
Air Freight & Logistics - 0.4%
FedEx Corp.	18,400	2,101
United Parcel Service, Inc. Class B	62,900	4,415
		6,516
Airlines - 0.4%
AMR Corp. (a)	68,300	2,328
UAL Corp. (a)	87,300	3,491
		5,819
Electrical Equipment - 0.6%
Evergreen Solar, Inc. (a)	190,900	1,890
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	114,400	4,147
Vestas Wind Systems AS (a)	79,600	3,718
		9,755
Industrial Conglomerates - 4.7%
General Electric Co.	1,557,300	54,381
McDermott International, Inc. (a)	300,250	14,472
Tyco International Ltd.	135,300	4,171
		73,024
Machinery - 0.7%
Danaher Corp.	74,600	5,344
Deere & Co.	53,400	5,790
		11,134
Road & Rail - 0.6%
Laidlaw International, Inc.	81,700	2,793
Landstar System, Inc.	141,900	6,342
		9,135
TOTAL INDUSTRIALS		159,849
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 4.6%
Alcatel-Lucent SA sponsored ADR	363,900	4,669
Cisco Systems, Inc. (a)	1,252,500	32,490
Comverse Technology, Inc. (a)	198,935	4,373
Corning, Inc. (a)	295,300	6,092
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	112,500	$ 5,522
Juniper Networks, Inc. (a)	159,900	3,024
Motorola, Inc.	106,800	1,978
Nortel Networks Corp. (a)	54,270	1,627
QUALCOMM, Inc.	280,700	11,307
Research In Motion Ltd. (a)	6,000	844
		71,926
Computers & Peripherals - 2.6%
Apple, Inc. (a)	194,200	16,431
Dell, Inc. (a)	60,600	1,385
EMC Corp. (a)	217,600	3,036
Hewlett-Packard Co.	261,500	10,298
Network Appliance, Inc. (a)	95,400	3,689
Sun Microsystems, Inc. (a)	849,700	5,209
		40,048
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	230,153	7,300
Internet Software & Services - 2.3%
CMGI, Inc. (a)	381,900	588
eBay, Inc. (a)	347,550	11,142
Google, Inc. Class A (sub. vtg.) (a)	40,005	17,980
Yahoo!, Inc. (a)	183,600	5,666
		35,376
IT Services - 1.1%
First Data Corp.	236,500	6,038
Paychex, Inc.	162,100	6,586
The Western Union Co.	180,800	3,918
		16,542
Office Electronics - 0.1%
Canon, Inc.	30,500	1,649
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	4,900	178
Applied Materials, Inc.	753,782	13,998
ARM Holdings PLC sponsored ADR	205,000	1,544
ASML Holding NV (NY Shares) (a)	59,500	1,463
Broadcom Corp. Class A (a)	119,400	4,070
Fairchild Semiconductor International, Inc. (a)	190,100	3,557
FormFactor, Inc. (a)	92,100	3,937
Infineon Technologies AG sponsored ADR (a)	270,800	4,149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	186,700	$ 4,938
Lam Research Corp. (a)	4,700	210
Linear Technology Corp.	111,600	3,704
Microchip Technology, Inc.	127,700	4,546
National Semiconductor Corp.	265,400	6,800
Samsung Electronics Co. Ltd.	2,190	1,319
Verigy Ltd.	93,257	2,191
		56,604
Software - 4.3%
Adobe Systems, Inc. (a)	202,100	7,932
Cognos, Inc. (a)	75,300	2,870
Electronic Arts, Inc. (a)	104,900	5,289
Microsoft Corp.	1,541,900	43,435
Oracle Corp. (a)	288,100	4,733
Quest Software, Inc. (a)	168,700	2,753
		67,012
TOTAL INFORMATION TECHNOLOGY		296,457
MATERIALS - 2.9%
Chemicals - 1.2%
Monsanto Co.	166,880	8,793
Praxair, Inc.	156,600	9,661
		18,454
Containers & Packaging - 0.4%
Owens-Illinois, Inc.	104,200	2,476
Smurfit-Stone Container Corp.	228,500	2,820
		5,296
Metals & Mining - 1.3%
Alcoa, Inc.	213,400	7,130
Meridian Gold, Inc. (a)	122,740	3,367
Newmont Mining Corp.	114,400	5,156
Titanium Metals Corp.	145,164	5,066
		20,719
TOTAL MATERIALS		44,469
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	706,200	$ 25,988
Level 3 Communications, Inc. (a)	563,800	3,704
Qwest Communications International, Inc. (a)	421,400	3,742
Verizon Communications, Inc.	80,000	2,994
		36,428
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	206,000	7,980
TOTAL TELECOMMUNICATION SERVICES		44,408
UTILITIES - 1.0%
Electric Utilities - 0.6%
Exelon Corp.	143,300	9,448
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	89,300	5,907
TOTAL UTILITIES		15,355
TOTAL COMMON STOCKS (Cost $1,311,804)		1,467,495
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 5.35% (b)	78,833,677	78,834
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	4,362,000	4,362
TOTAL MONEY MARKET FUNDS (Cost $83,196)		83,196
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,395,000)		1,550,691
NET OTHER ASSETS - 0.3%		5,005
NET ASSETS - 100%		$ 1,555,696
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 984
Fidelity Securities Lending Cash Central Fund	42
Total	$ 1,026
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,402,325,000. Net unrealized appreciation aggregated $148,366,000, of which $170,165,000 related to appreciated investment securities and $21,799,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797926.103

GO-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 3.3%
Las Vegas Sands Corp. (a)	722,300	$ 62,320
Vail Resorts, Inc. (a)	42,000	2,182
Wynn Resorts Ltd. (d)	291,600	28,583
		93,085
Household Durables - 0.2%
Whirlpool Corp.	54,600	4,816
Internet & Catalog Retail - 0.0%
Submarino SA	17,100	568
Media - 0.8%
Comcast Corp. Class A	250,100	6,433
News Corp. Class B	95,900	2,286
The Walt Disney Co.	365,500	12,522
Time Warner, Inc.	86,400	1,758
		22,999
Multiline Retail - 1.1%
Sears Holdings Corp. (a)	161,100	29,038
Specialty Retail - 1.4%
Gamestop Corp. Class A (a)	113,400	5,944
J. Crew Group, Inc.	7,100	256
Zumiez, Inc. (a)(d)	973,093	33,095
		39,295
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	33,400	1,576
Heelys, Inc.	43,900	1,465
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	243,300	11,180
		14,221
TOTAL CONSUMER DISCRETIONARY		204,022
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. (a)	40,376	2,265
ENERGY - 15.1%
Energy Equipment & Services - 6.2%
Baker Hughes, Inc.	26,800	1,745
Diamond Offshore Drilling, Inc.	110,100	8,568
GlobalSantaFe Corp.	342,100	19,715
Grant Prideco, Inc. (a)	564,100	24,488
Halliburton Co.	205,400	6,343
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	394,240	$ 27,455
Noble Corp.	155,000	10,884
Pride International, Inc. (a)	421,900	12,151
Schlumberger Ltd. (NY Shares)	741,300	46,554
Transocean, Inc. (a)	134,900	10,344
Weatherford International Ltd. (a)	159,400	6,400
		174,647
Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp.	42,200	2,851
Chesapeake Energy Corp.	312,800	9,537
Devon Energy Corp.	226,600	14,890
EOG Resources, Inc.	272,000	18,425
Goodrich Petroleum Corp.	83,800	2,867
Noble Energy, Inc.	84,300	4,853
Occidental Petroleum Corp.	115,600	5,338
Peabody Energy Corp.	547,999	22,139
Petroplus Holdings AG	78,770	5,494
Quicksilver Resources, Inc. (a)	83,800	3,232
Ultra Petroleum Corp. (a)	1,003,800	51,003
Valero Energy Corp.	1,899,100	109,483
		250,112
TOTAL ENERGY		424,759
FINANCIALS - 13.2%
Capital Markets - 9.1%
Ashmore Group plc	4,479,700	23,980
Charles Schwab Corp.	292,600	5,407
E*TRADE Financial Corp.	391,600	9,042
Goldman Sachs Group, Inc.	360,035	72,583
Greenhill & Co., Inc.	154,400	10,403
Lazard Ltd. Class A	475,700	24,494
Merrill Lynch & Co., Inc.	545,700	45,664
Morgan Stanley	868,800	65,090
		256,663
Commercial Banks - 0.3%
ICICI Bank Ltd. sponsored ADR	101,000	3,871
Standard Chartered PLC (United Kingdom)	190,833	5,353
		9,224
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.8%
Chicago Mercantile Exchange Holdings, Inc. Class A	52,800	$ 28,466
Deutsche Boerse AG	8,400	1,683
Fortress Investment Group LLC	1,578,947	47,684
Moody's Corp.	413,700	26,775
NETeller PLC (a)	795,852	2,064
		106,672
TOTAL FINANCIALS		372,559
HEALTH CARE - 12.1%
Biotechnology - 4.9%
Celgene Corp. (a)	1,025,300	54,648
Genentech, Inc. (a)	555,600	46,876
Gilead Sciences, Inc. (a)	463,900	33,197
Vertex Pharmaceuticals, Inc. (a)	97,200	2,983
		137,704
Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc. (a)	54,300	6,033
Inverness Medical Innovations, Inc. (a)	101,800	4,296
		10,329
Health Care Providers & Services - 5.7%
Brookdale Senior Living, Inc.	116,600	5,505
Humana, Inc. (a)	75,300	4,506
UnitedHealth Group, Inc.	2,874,857	150,068
		160,079
Health Care Technology - 0.2%
Cerner Corp. (a)	104,900	5,466
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	423,700	4,267
Pharmaceuticals - 0.8%
Allergan, Inc.	190,300	21,258
TOTAL HEALTH CARE		339,103
INDUSTRIALS - 1.9%
Airlines - 0.6%
AirAsia BHD (a)	2,091,400	973
AirTran Holdings, Inc. (a)(d)	147,500	1,537
AMR Corp. (a)	136,600	4,657
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	66,400	$ 2,978
US Airways Group, Inc. (a)	108,400	5,668
		15,813
Construction & Engineering - 0.9%
Fluor Corp.	318,400	26,895
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	232,400	3,890
Suzlon Energy Ltd.	83,719	1,979
		5,869
Machinery - 0.2%
Deere & Co.	54,700	5,931
TOTAL INDUSTRIALS		54,508
INFORMATION TECHNOLOGY - 44.2%
Communications Equipment - 8.3%
Ciena Corp. (a)	481,000	15,137
Cisco Systems, Inc. (a)	589,000	15,279
F5 Networks, Inc. (a)	162,000	11,764
Juniper Networks, Inc. (a)	420,700	7,955
QUALCOMM, Inc.	2,044,600	82,356
Research In Motion Ltd. (a)	709,230	99,725
		232,216
Computers & Peripherals - 6.9%
Apple, Inc. (a)	1,227,100	103,825
EMC Corp. (a)	1,044,700	14,574
Network Appliance, Inc. (a)	149,500	5,781
SanDisk Corp. (a)	125,100	4,556
Seagate Technology	480,900	12,936
Sun Microsystems, Inc. (a)	8,508,600	52,158
		193,830
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A (a)(d)	3,300	143
Internet Software & Services - 20.6%
Akamai Technologies, Inc. (a)	50,700	2,615
eBay, Inc. (a)	6,986,371	223,983
Google, Inc. Class A (sub. vtg.) (a)	782,600	351,741
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NHN Corp.	2,532	$ 347
Yahoo! Japan Corp.	1,278	483
		579,169
IT Services - 5.2%
Cognizant Technology Solutions Corp. Class A (a)	738,683	66,629
First Data Corp.	181,800	4,641
Infosys Technologies Ltd. sponsored ADR	248,600	13,489
Mastercard, Inc. Class A	117,000	12,540
Paychex, Inc.	514,120	20,889
Satyam Computer Services Ltd. sponsored ADR	588,100	12,679
The Western Union Co.	732,100	15,865
		146,732
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	83,400	1,549
Broadcom Corp. Class A (a)	252,850	8,620
Linear Technology Corp.	20,900	694
Marvell Technology Group Ltd. (a)	1,594,600	32,721
MEMC Electronic Materials, Inc. (a)	83,600	4,311
		47,895
Software - 1.5%
Activision, Inc. (a)	220,933	3,694
Electronic Arts, Inc. (a)	116,800	5,889
Nintendo Co. Ltd.	110,200	29,141
Salesforce.com, Inc. (a)	108,000	4,672
		43,396
TOTAL INFORMATION TECHNOLOGY		1,243,381
MATERIALS - 2.3%
Chemicals - 0.2%
Monsanto Co.	114,800	6,049
Metals & Mining - 2.1%
Arcelor Mittal	367,800	18,706
Carpenter Technology Corp.	71,200	8,441
Central African Mining & Exploration Co. PLC (a)	42,200	43
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	177,300	$ 22,147
Titanium Metals Corp.	233,400	8,146
		57,483
TOTAL MATERIALS		63,532
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,705,091	62,747
Level 3 Communications, Inc. (a)	417,900	2,746
		65,493
Wireless Telecommunication Services - 1.4%
America Movil SA de CV Series L sponsored ADR	437,800	19,176
American Tower Corp. Class A (a)	168,100	6,512
Bharti Airtel Ltd. (a)	747,858	12,255
China Mobile (Hong Kong) Ltd. sponsored ADR	41,900	1,945
		39,888
TOTAL TELECOMMUNICATION SERVICES		105,381
TOTAL COMMON STOCKS (Cost $2,565,936)		2,809,510
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c) (Cost $22,711)	22,711,241	22,711
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,588,647)		2,832,221
NET OTHER ASSETS - (0.7)%		(19,173)
NET ASSETS - 100%		$ 2,813,048
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	28
Total	$ 46
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $2,591,589,000. Net unrealized appreciation aggregated $240,632,000, of which $346,638,000 related to appreciated investment securities and $106,006,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797927.103

LC-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Distributors - 0.2%
Li & Fung Ltd.	702,000	$ 2,228,272
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	240,161	11,357,214
New Oriental Education & Technology Group, Inc. sponsored ADR	87,700	3,693,924
		15,051,138
Hotels, Restaurants & Leisure - 0.3%
Ctrip.com International Ltd. sponsored ADR	14,200	837,942
Starbucks Corp. (a)	62,700	1,937,430
		2,775,372
Household Durables - 2.2%
D.R. Horton, Inc.	345,300	8,760,261
KB Home	95,400	4,731,840
La-Z-Boy, Inc.	49,450	680,432
M.D.C. Holdings, Inc.	55,626	2,840,264
Standard Pacific Corp. (d)	174,972	4,467,035
		21,479,832
Media - 1.0%
Getty Images, Inc. (a)	17,900	938,855
McGraw-Hill Companies, Inc.	28,900	1,867,229
Time Warner, Inc.	325,200	6,617,820
		9,423,904
Multiline Retail - 0.7%
Target Corp.	101,600	6,251,448
Tuesday Morning Corp.	42,373	666,951
		6,918,399
Specialty Retail - 3.2%
Best Buy Co., Inc.	76,500	3,554,955
Home Depot, Inc.	405,700	16,065,720
Staples, Inc.	444,791	11,573,462
		31,194,137
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	23,807	1,552,216
TOTAL CONSUMER DISCRETIONARY		90,623,270
CONSUMER STAPLES - 4.8%
Beverages - 1.0%
PepsiCo, Inc.	154,800	9,775,620
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Tesco PLC Sponsored ADR	56,400	$ 1,441,020
Wal-Mart Stores, Inc.	252,600	12,200,580
		13,641,600
Food Products - 1.6%
Cermaq ASA	77,300	1,449,288
Green Mountain Coffee Roasters, Inc. (a)	14,112	791,542
Nestle SA (Reg.)	29,493	10,986,521
Marine Harvest ASA (a)	2,323,000	2,840,455
		16,067,806
Household Products - 0.2%
Colgate-Palmolive Co.	32,300	2,175,728
Personal Products - 0.6%
Avon Products, Inc.	78,300	2,870,478
Bare Escentuals, Inc.	71,700	2,494,443
		5,364,921
TOTAL CONSUMER STAPLES		47,025,675
ENERGY - 9.9%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	69,000	4,492,590
Diamond Offshore Drilling, Inc.	49,400	3,844,308
GlobalSantaFe Corp.	67,200	3,872,736
National Oilwell Varco, Inc. (a)	82,600	5,752,264
Noble Corp.	46,926	3,295,144
Schlumberger Ltd. (NY Shares)	202,600	12,723,280
Smith International, Inc.	148,900	6,104,900
		40,085,222
Oil, Gas & Consumable Fuels - 5.8%
ConocoPhillips	194,600	12,730,732
EOG Resources, Inc.	45,200	3,061,848
Forest Oil Corp. (a)	81,700	2,606,230
Noble Energy, Inc.	21,400	1,231,998
OAO Gazprom sponsored ADR	21,100	854,550
Occidental Petroleum Corp.	87,300	4,031,514
Peabody Energy Corp.	42,000	1,696,800
Petroplus Holdings AG	19,790	1,380,226
Plains Exploration & Production Co. (a)	70,400	3,212,352
Quicksilver Resources, Inc. (a)	105,000	4,049,850
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	180,200	$ 5,753,786
Ultra Petroleum Corp. (a)	111,700	5,675,477
Valero Energy Corp.	167,200	9,639,080
		55,924,443
TOTAL ENERGY		96,009,665
FINANCIALS - 19.9%
Capital Markets - 4.1%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	74,800	1,496,000
Credit Suisse Group sponsored ADR	29,300	2,029,025
Investors Financial Services Corp.	209,476	12,262,725
Julius Baer Holding AG (Bearer)	9,032	1,142,015
KKR Private Equity Investors, LP	144,200	3,482,430
KKR Private Equity Investors, LP Restricted Depositary Units (e)	62,300	1,504,545
Lazard Ltd. Class A	85,100	4,381,799
State Street Corp.	64,400	4,218,844
UBS AG (NY Shares)	165,500	9,771,120
		40,288,503
Commercial Banks - 3.3%
Commerce Bancorp, Inc., New Jersey	224,500	7,502,790
East West Bancorp, Inc.	69,600	2,593,992
Erste Bank AG	44,926	3,338,871
Standard Chartered PLC (United Kingdom)	323,168	9,065,390
Wachovia Corp.	175,900	9,739,583
		32,240,626
Consumer Finance - 0.2%
American Express Co.	32,600	1,853,962
Diversified Financial Services - 4.1%
Bank of America Corp.	483,700	24,605,819
JPMorgan Chase & Co.	305,821	15,107,557
		39,713,376
Insurance - 6.7%
ACE Ltd.	161,600	9,075,456
AFLAC, Inc.	128,800	6,079,360
American International Group, Inc.	459,387	30,824,868
Endurance Specialty Holdings Ltd.	131,871	4,676,146
Everest Re Group Ltd.	18,300	1,778,943
Platinum Underwriters Holdings Ltd.	156,790	5,009,441
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	64,900	$ 3,328,072
The Chubb Corp.	86,300	4,405,615
		65,177,901
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	163,600	6,262,608
IndyMac Bancorp, Inc. (d)	163,400	5,609,522
Radian Group, Inc.	42,000	2,412,900
		14,285,030
TOTAL FINANCIALS		193,559,398
HEALTH CARE - 14.3%
Biotechnology - 3.1%
Actelion Ltd. (Reg.) (a)	11,598	2,531,338
Alkermes, Inc. (a)	38,700	634,680
Alnylam Pharmaceuticals, Inc. (a)	156,500	2,942,200
Amgen, Inc. (a)	118,600	7,621,236
Celgene Corp. (a)	42,400	2,259,920
Cephalon, Inc. (a)(d)	72,035	5,120,248
CSL Ltd.	42,341	2,590,605
CytRx Corp. (a)	140,400	588,276
Genentech, Inc. (a)	22,000	1,856,140
Isis Pharmaceuticals, Inc. (a)	107,900	984,048
Myriad Genetics, Inc. (a)	52,350	1,751,631
Vertex Pharmaceuticals, Inc. (a)	52,500	1,611,225
		30,491,547
Health Care Equipment & Supplies - 2.8%
Alcon, Inc.	15,300	1,906,686
American Medical Systems Holdings, Inc. (a)	92,900	1,889,586
Biosite, Inc. (a)	34,550	1,835,296
Cooper Companies, Inc.	84,200	3,863,938
Gen-Probe, Inc. (a)	41,300	1,983,226
Hologic, Inc. (a)	49,645	2,732,957
Inverness Medical Innovations, Inc. (a)	232,800	9,824,160
Kyphon, Inc. (a)	15,700	708,227
Mindray Medical International Ltd. sponsored ADR	74,600	1,920,204
NeuroMetrix, Inc. (a)	18,751	213,386
		26,877,666
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	52,500	$ 2,478,525
Cardinal Health, Inc.	49,100	3,441,419
Humana, Inc. (a)	55,200	3,303,168
UnitedHealth Group, Inc.	148,200	7,736,040
		16,959,152
Health Care Technology - 0.3%
Cerner Corp. (a)	50,800	2,647,188
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	9,800	329,182
QIAGEN NV (a)	87,200	1,429,208
		1,758,390
Pharmaceuticals - 6.2%
Allergan, Inc.	99,102	11,070,684
Alteon, Inc. (a)	320,400	38,448
BioMimetic Therapeutics, Inc.	5,200	85,852
Elan Corp. PLC sponsored ADR (a)	147,000	1,902,180
Endo Pharmaceuticals Holdings, Inc. (a)	29,200	911,332
Johnson & Johnson	380,600	23,996,830
Merck & Co., Inc.	269,972	11,921,964
Roche Holding AG (participation certificate)	10,508	1,874,412
Wyeth	183,900	8,996,388
		60,798,090
TOTAL HEALTH CARE		139,532,033
INDUSTRIALS - 17.1%
Aerospace & Defense - 5.1%
General Dynamics Corp.	19,800	1,513,908
Goodrich Corp.	76,100	3,732,705
Honeywell International, Inc.	960,500	44,605,620
		49,852,233
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	82,825	4,220,762
United Parcel Service, Inc. Class B	188,600	13,237,834
		17,458,596
Building Products - 0.1%
Universal Forest Products, Inc.	15,400	798,182
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	79,900	3,121,693
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	7,700	$ 178,563
Electrical Equipment - 0.9%
Energy Conversion Devices, Inc. (a)	34,600	1,041,460
Evergreen Solar, Inc. (a)	201,600	1,995,840
SolarWorld AG	42,000	3,033,595
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	74,443	2,698,559
		8,769,454
Industrial Conglomerates - 7.8%
General Electric Co.	1,947,400	68,003,206
Siemens AG sponsored ADR	72,900	7,701,156
		75,704,362
Machinery - 0.7%
IDEX Corp.	22,714	1,181,355
Illinois Tool Works, Inc.	108,000	5,583,600
		6,764,955
Road & Rail - 0.4%
Hertz Global Holdings, Inc.	117,300	2,493,798
Landstar System, Inc.	40,800	1,823,352
		4,317,150
TOTAL INDUSTRIALS		166,965,188
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.0%
Alcatel-Lucent SA sponsored ADR	189,200	2,427,436
Cisco Systems, Inc. (a)	154,800	4,015,512
Juniper Networks, Inc. (a)	257,508	4,869,476
QUALCOMM, Inc.	145,100	5,844,628
Research In Motion Ltd. (a)	14,000	1,968,540
		19,125,592
Computers & Peripherals - 3.7%
Apple, Inc. (a)	86,900	7,352,609
Dell, Inc. (a)	234,598	5,360,564
EMC Corp. (a)	682,500	9,520,875
Hewlett-Packard Co.	103,900	4,091,582
International Business Machines Corp.	36,300	3,376,263
QLogic Corp.	60,500	1,064,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	109,600	$ 3,991,632
Sun Microsystems, Inc. (a)	228,500	1,400,705
		36,158,425
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	40,200	1,540,464
Jabil Circuit, Inc.	183,800	4,911,136
Motech Industries, Inc.	54,000	787,272
		7,238,872
Internet Software & Services - 4.1%
eBay, Inc. (a)	497,703	15,956,358
Google, Inc. Class A (sub. vtg.) (a)	47,150	21,191,568
LoopNet, Inc.	50,875	853,174
ValueClick, Inc. (a)	55,200	1,462,800
		39,463,900
IT Services - 1.7%
First Data Corp.	194,900	4,975,797
MoneyGram International, Inc.	121,800	3,661,308
The Western Union Co.	282,900	6,130,443
WNS Holdings Ltd. ADR	46,400	1,492,688
		16,260,236
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp. (a)	128,400	2,710,524
ARM Holdings PLC sponsored ADR	481,800	3,627,954
Broadcom Corp. Class A (a)	82,813	2,823,095
CSR PLC (a)	49,400	699,668
FormFactor, Inc. (a)	77,400	3,308,850
Intel Corp.	686,894	13,634,846
Linear Technology Corp.	108,300	3,594,477
LSI Logic Corp. (a)	281,000	2,849,340
Marvell Technology Group Ltd. (a)	236,400	4,850,928
Maxim Integrated Products, Inc.	167,900	5,498,725
National Semiconductor Corp.	133,000	3,407,460
Renesola Ltd.	248,700	2,589,295
Silicon Motion Technology Corp. sponsored ADR (a)	84,600	1,764,756
		51,359,918
Software - 1.8%
Autonomy Corp. PLC (a)	131,300	1,593,981
Microsoft Corp.	298,638	8,412,632
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nintendo Co. Ltd.	18,600	$ 4,918,581
Quality Systems, Inc.	70,800	2,897,844
		17,823,038
TOTAL INFORMATION TECHNOLOGY		187,429,981
MATERIALS - 1.9%
Chemicals - 0.6%
Celanese Corp. Class A	106,870	3,054,345
Minerals Technologies, Inc.	21,011	1,300,371
Zoltek Companies, Inc. (a)	39,329	1,162,565
		5,517,281
Metals & Mining - 1.3%
Alcoa, Inc.	99,500	3,324,295
Arcelor Mittal	98,000	4,984,280
Olympic Steel, Inc.	54,700	1,610,368
Reliance Steel & Aluminum Co.	58,400	2,666,544
		12,585,487
TOTAL MATERIALS		18,102,768
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	576,300	21,207,840
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	121,000	4,687,540
TOTAL TELECOMMUNICATION SERVICES		25,895,380
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	106,800	2,276,976
TOTAL COMMON STOCKS (Cost $884,051,166)		967,420,334
Convertible Bonds - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 1,120,000	$ 1,253,616
TOTAL CONVERTIBLE BONDS (Cost $1,138,925)		1,253,616
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	2,509,216	2,509,216
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	13,354,750	13,354,750
TOTAL MONEY MARKET FUNDS (Cost $15,863,966)		15,863,966
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $901,054,057)		984,537,916
NET OTHER ASSETS - (1.2)%		(11,416,051)
NET ASSETS - 100%		$ 973,121,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,000,545 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,107
Fidelity Securities Lending Cash Central Fund	14,423
Total	$ 130,530
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $905,185,466. Net unrealized appreciation aggregated $79,352,450, of which $104,584,480 related to appreciated investment securities and $25,232,030 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797936.103

ALSF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.7%
Delphi Corp. (a)	1,000,000	$ 2,510,000
Tenneco, Inc. (a)	353,300	8,585,190
The Goodyear Tire & Rubber Co. (a)(f)	215,100	5,295,762
TRW Automotive Holdings Corp. (a)	47,700	1,452,942
		17,843,894
Automobiles - 0.2%
Ford Motor Co. (f)	580,000	4,593,600
Diversified Consumer Services - 2.3%
Carriage Services, Inc. Class A	36,900	258,669
Coinmach Service Corp. Class A	192,600	2,139,786
Service Corp. International	4,444,700	52,136,331
		54,534,786
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	329,640	7,202,634
Centerplate, Inc. unit	30,815	538,954
Friendly Ice Cream Corp. (a)	41,076	492,912
Penn National Gaming, Inc. (a)	292,100	13,620,623
Pinnacle Entertainment, Inc. (a)	172,300	5,572,182
Six Flags, Inc. (f)	1,179,000	7,298,010
Station Casinos, Inc.	90,000	7,765,200
Steak n Shake Co. (a)	253,100	4,350,789
		46,841,304
Household Durables - 0.1%
Sealy Corp., Inc.	200,000	3,450,000
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(f)	150,000	1,429,500
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A	330,300	9,730,638
Charter Communications, Inc. Class A (a)	2,845,500	8,564,955
Gray Television, Inc.	604,420	5,264,498
Knology, Inc. (a)	49,885	710,861
Liberty Global, Inc. Class C (a)	2,264	61,717
LodgeNet Entertainment Corp. (a)	11,800	301,608
Nexstar Broadcasting Group, Inc. Class A (a)(g)	819,700	6,262,508
RCN Corp. (a)	353,500	9,668,225
Regal Entertainment Group Class A	100	2,137
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,624,029
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Co. (f)	93,900	$ 2,819,817
Virgin Media, Inc.	403,030	10,563,416
		55,574,409
Specialty Retail - 0.8%
Gamestop Corp. Class A (a)	99,600	5,221,032
Gap, Inc.	87,400	1,677,206
Sally Beauty Holdings, Inc. (a)	1,303,600	11,797,580
		18,695,818
TOTAL CONSUMER DISCRETIONARY		202,963,311
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.5%
Koninklijke Ahold NV sponsored ADR (a)	343,000	3,405,990
Kroger Co.	286,100	7,344,187
Pathmark Stores, Inc. (a)	63,840	729,691
		11,479,868
Food Products - 1.5%
Corn Products International, Inc.	380,830	12,175,135
Dean Foods Co. (a)	153,500	6,913,640
Interstate Bakeries Corp. (a)	1,140,000	3,824,700
Kellogg Co.	15,100	753,792
Smithfield Foods, Inc. (a)	477,400	13,944,854
		37,612,121
Personal Products - 0.4%
Playtex Products, Inc. (a)	676,500	9,274,815
Revlon, Inc. Class A (sub. vtg.)	119,262	150,270
		9,425,085
TOTAL CONSUMER STAPLES		58,517,074
ENERGY - 30.7%
Energy Equipment & Services - 7.2%
Basic Energy Services, Inc. (a)	85,700	1,951,389
Grant Prideco, Inc. (a)	365,900	15,883,719
Grey Wolf, Inc. (a)	3,019,861	20,202,870
Hanover Compressor Co. (a)	1,002,400	22,002,680
Hercules Offshore, Inc. (a)	152,300	4,055,749
Nabors Industries Ltd. (a)	178,600	5,350,856
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	150,000	$ 10,533,000
Oil States International, Inc. (a)	103,500	3,037,725
Parker Drilling Co. (a)	944,929	8,098,042
Petroleum Geo-Services ASA sponsored ADR	263,844	6,131,735
Pride International, Inc. (a)	237,900	6,851,520
Rowan Companies, Inc.	108,000	3,308,040
Universal Compression Holdings, Inc. (a)	959,100	64,211,745
		171,619,070
Oil, Gas & Consumable Fuels - 23.5%
Alpha Natural Resources, Inc. (a)	1,447,850	20,892,476
Anadarko Petroleum Corp.	120,300	4,839,669
Aurora Oil & Gas Corp. (a)	258,500	635,910
Cabot Oil & Gas Corp.	160,800	10,863,648
Canadian Natural Resources Ltd.	100,000	5,021,590
Chesapeake Energy Corp. (f)	1,326,500	40,444,985
ConocoPhillips	55,764	3,648,081
El Paso Corp.	4,105,100	59,031,338
EOG Resources, Inc.	68,000	4,606,320
Forest Oil Corp. (a)(f)	1,667,157	53,182,308
Frontier Oil Corp.	380,000	11,229,000
Frontline Ltd. (f)	14,700	514,070
Frontline Ltd. (NY Shares)	512,300	18,345,463
General Maritime Corp.	912,400	39,105,464
Houston Exploration Co. (a)	44,700	2,343,174
Mariner Energy, Inc. (a)	650,248	12,029,588
Massey Energy Co.	175,200	4,250,352
Nexen, Inc.	163,400	9,367,680
Occidental Petroleum Corp.	82,656	3,817,054
OMI Corp.	1,755,374	39,092,179
Overseas Shipholding Group, Inc. (f)	774,700	46,931,326
Paladin Resources Ltd. (a)	849,100	6,088,340
Petrohawk Energy Corp. (a)	1,527,128	18,279,722
Plains Exploration & Production Co. (a)	96,700	4,412,421
Pogo Producing Co.	120,300	5,749,137
Range Resources Corp.	615,300	19,646,529
Ship Finance International Ltd.:
(Norway)	2,205	53,564
(NY Shares)	362,921	9,435,946
Teekay Shipping Corp.	1,359,000	67,392,810
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	304,400	$ 17,548,660
Williams Companies, Inc.	924,800	24,941,856
		563,740,660
TOTAL ENERGY		735,359,730
FINANCIALS - 1.3%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	69,500	5,815,760
Commercial Banks - 0.4%
PNC Financial Services Group, Inc.	122,700	8,995,137
Insurance - 0.2%
American Financial Group, Inc.	130,500	4,567,500
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	150,100	5,001,332
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	158,200	6,055,896
TOTAL FINANCIALS		30,435,625
HEALTH CARE - 3.7%
Biotechnology - 0.0%
Lexicon Genetics, Inc. (a)	122,038	504,017
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	69,900	3,495,699
Beckman Coulter, Inc. (f)	155,900	10,002,544
		13,498,243
Health Care Providers & Services - 3.1%
DaVita, Inc. (a)	670,900	36,597,595
Emergency Medical Services Corp. Class A (a)	64,600	1,707,378
Quest Diagnostics, Inc. (f)	170,800	8,714,216
ResCare, Inc. (a)	449,800	8,015,436
Rural/Metro Corp. (a)	343,733	2,602,059
Tenet Healthcare Corp. (a)(f)	944,548	6,451,263
VCA Antech, Inc. (a)	300,000	11,013,000
		75,100,947
TOTAL HEALTH CARE		89,103,207
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.7%
Aerospace & Defense - 0.3%
Armor Holdings, Inc. (a)	77,000	$ 4,904,130
DRS Technologies, Inc.	59,700	3,163,503
		8,067,633
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	114,577	2,089,884
Airlines - 0.8%
AirTran Holdings, Inc. (a)	138,500	1,443,170
AMR Corp. (a)	288,770	9,844,169
UAL Corp. (a)	200,000	7,998,000
		19,285,339
Building Products - 2.0%
American Standard Companies, Inc.	579,200	30,691,808
Armstrong World Industries, Inc. (a)	46,526	2,332,348
Goodman Global, Inc.	120,400	2,287,600
Lennox International, Inc.	197,100	6,764,472
Owens Corning (a)	187,739	6,009,525
		48,085,753
Commercial Services & Supplies - 4.5%
Allied Waste Industries, Inc.	2,331,000	29,883,420
Cenveo, Inc. (a)	1,368,300	30,184,698
Clean Harbors, Inc. (a)	209,300	10,571,743
Deluxe Corp.	128,800	3,976,056
Interface, Inc. Class A (a)	108,200	1,711,724
Layne Christensen Co. (a)	41,499	1,329,628
Republic Services, Inc.	103,500	4,354,245
SAIC, Inc.	597,400	10,771,122
Waste Management, Inc.	478,100	16,279,305
		109,061,941
Construction & Engineering - 1.0%
Foster Wheeler Ltd. (a)	427,000	23,604,560
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	257,263	2,032,378
Industrial Conglomerates - 0.2%
Tyco International Ltd.	161,700	4,985,211
Machinery - 1.6%
Eaton Corp.	210,500	17,052,605
FreightCar America, Inc.	41,982	2,079,788
Navistar International Corp. (a)	29,100	1,180,005
SPX Corp.	19,800	1,384,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp.	35,600	$ 2,343,904
Thermadyne Holdings Corp. (a)	5,100	57,375
Timken Co.	7,200	205,776
Watts Water Technologies, Inc. Class A	354,600	13,354,236
		37,657,709
Marine - 0.5%
American Commercial Lines, Inc. (a)	3,400	122,842
Genco Shipping & Trading Ltd.	200,000	6,080,000
Golden Ocean Group Ltd. (a)	232,800	379,543
Navios Maritime Holdings, Inc.	815,100	6,463,743
		13,046,128
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	158,700	12,567,453
Kansas City Southern	50,500	1,618,020
		14,185,473
Trading Companies & Distributors - 0.9%
H&E Equipment Services, Inc.	3,100	81,871
UAP Holding Corp.	488,200	12,385,634
United Rentals, Inc. (a)(f)	279,500	7,988,110
		20,455,615
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	1,459,620
TOTAL INDUSTRIALS		304,017,244
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 0.5%
Alcatel-Lucent SA sponsored ADR	152,314	1,954,189
Motorola, Inc.	511,300	9,469,276
		11,423,465
Computers & Peripherals - 2.1%
EMC Corp. (a)	1,749,100	24,399,945
Seagate Technology	843,200	22,682,080
Sun Microsystems, Inc. (a)	493,300	3,023,929
		50,105,954
Electronic Equipment & Instruments - 2.8%
Benchmark Electronics, Inc. (a)	150,000	3,222,000
Cogent, Inc. (a)	290,428	3,278,932
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
DDi Corp. (a)	23,328	$ 160,497
Flextronics International Ltd. (a)	4,118,300	45,013,019
Merix Corp. (a)	446,225	4,002,638
SMTC Corp. (a)(f)	343,580	907,051
Solectron Corp. (a)	1,048,400	3,375,848
TTM Technologies, Inc. (a)	96,386	1,093,017
Viasystems Group, Inc. (a)	213,790	1,817,215
Viasystems Group, Inc. (a)(i)	47,440	403,240
Vishay Intertechnology, Inc. (a)	327,800	4,671,150
		67,944,607
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	4,915,790
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,039,400
CACI International, Inc. Class A (a)	152,000	7,068,000
Global Cash Access Holdings, Inc. (a)	591,600	9,098,808
Hewitt Associates, Inc. Class A (a)	53,000	1,591,060
		18,797,268
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (a)	2,097,000	31,580,820
AMIS Holdings, Inc. (a)	1,399,176	15,852,664
Amkor Technology, Inc. (a)	5,837,314	67,304,230
Atmel Corp. (a)	8,830,000	48,918,200
Cypress Semiconductor Corp. (a)	1,041,200	19,782,800
Fairchild Semiconductor International, Inc. (a)	171,200	3,203,152
ON Semiconductor Corp. (a)	6,968,700	68,432,634
Skyworks Solutions, Inc. (a)	215,153	1,420,010
STATS ChipPAC Ltd. sponsored ADR (a)(f)	1,556,800	15,054,256
Texas Instruments, Inc.	60,100	1,860,696
		273,409,462
Software - 2.0%
Autodesk, Inc. (a)	371,700	15,295,455
BEA Systems, Inc. (a)	764,800	9,124,064
Cognos, Inc. (a)	169,200	6,448,213
Sybase, Inc. (a)	145,800	3,643,542
Symantec Corp. (a)	745,148	12,742,031
		47,253,305
TOTAL INFORMATION TECHNOLOGY		473,849,851
Common Stocks - continued
	Shares	Value
MATERIALS - 9.0%
Chemicals - 4.7%
Albemarle Corp.	80,200	$ 6,564,370
Arch Chemicals, Inc.	117,658	3,614,454
Celanese Corp. Class A	2,414,400	69,003,553
Chemtura Corp.	770,731	8,847,992
H.B. Fuller Co.	145,200	3,625,644
Methanex Corp.	94,600	2,386,131
Monsanto Co.	207,600	10,938,444
Pliant Corp. (a)	119	1
Rhodia SA sponsored ADR (a)	733,600	2,545,592
Texas Petrochemicals, Inc. (a)	158,000	4,522,750
		112,048,931
Containers & Packaging - 1.0%
Owens-Illinois, Inc.	216,500	5,144,040
Packaging Corp. of America	22,170	543,165
Sealed Air Corp.	11,400	734,616
Smurfit-Stone Container Corp.	1,045,215	12,897,953
Temple-Inland, Inc.	83,400	4,987,320
		24,307,094
Metals & Mining - 1.9%
Chaparral Steel Co.	106,000	5,281,980
Freeport-McMoRan Copper & Gold, Inc. Class B	81,570	4,682,934
Ormet Corp.	500,000	10,000,000
Reliance Steel & Aluminum Co.	351,600	16,054,056
United States Steel Corp.	120,000	10,634,400
		46,653,370
Paper & Forest Products - 1.4%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	80,100	4,298,166
International Paper Co.	302,400	10,889,424
Neenah Paper, Inc.	121,303	4,500,341
Weyerhaeuser Co. (f)	154,000	13,223,980
		32,911,911
TOTAL MATERIALS		215,921,306
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
General Communications, Inc. Class A (a)	112,400	1,666,892
Level 3 Communications, Inc. (a)	771,132	5,066,337
McLeodUSA, Inc. (a)	149,007	1,192,056
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	3,422,300	$ 30,390,024
Windstream Corp.	43,477	654,329
XO Holdings, Inc. (a)	7,300	33,215
		39,002,853
Wireless Telecommunication Services - 0.4%
ALLTEL Corp.	42,051	2,547,870
Centennial Communications Corp. Class A	325,900	2,568,092
Rogers Communications, Inc. Class B (non-vtg.)	141,176	4,608,695
		9,724,657
TOTAL TELECOMMUNICATION SERVICES		48,727,510
UTILITIES - 3.6%
Electric Utilities - 0.1%
Allegheny Energy, Inc. (a)	65,600	3,098,944
Gas Utilities - 0.2%
ONEOK, Inc.	103,100	4,295,146
Independent Power Producers & Energy Traders - 2.1%
AES Corp. (a)	1,755,100	37,418,732
Dynegy, Inc. Class A (a)	648,600	5,325,006
Mirant Corp. (a)	162,800	6,065,928
		48,809,666
Multi-Utilities - 1.2%
Aquila, Inc.	88,200	365,148
CMS Energy Corp.	1,632,100	28,480,145
		28,845,293
TOTAL UTILITIES		85,049,049
TOTAL COMMON STOCKS (Cost $1,836,740,625)		2,243,943,907
Nonconvertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	1,049	367,150
Nonconvertible Preferred Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	$ 44
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $491,681)		367,194
Corporate Bonds - 0.4%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 4,125,000	4,331,250
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	6,120,000	4,192,200
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (d)(h)	935,000	575,025
Northwest Airlines Corp. 10% 2/1/09 (d)	215,000	202,100
Northwest Airlines, Inc. 9.875% 3/15/07 (d)	1,605,000	1,532,775
		2,309,900
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	146,820	95,433
TOTAL NONCONVERTIBLE BONDS		6,597,533
TOTAL CORPORATE BONDS (Cost $10,406,448)		10,928,783
Money Market Funds - 11.6%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	154,408,062	$ 154,408,062
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	122,834,525	122,834,525
TOTAL MONEY MARKET FUNDS (Cost $277,242,587)		277,242,587
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,124,881,341)		2,532,482,471
NET OTHER ASSETS - (5.7)%		(137,688,143)
NET ASSETS - 100%		$ 2,394,794,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,767,225 or 0.2% of net assets.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,734,490 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 4,193,075
Viasystems Group, Inc.	2/13/04	$ 954,730
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,915,609
Fidelity Securities Lending Cash Central Fund	145,105
Total	$ 2,060,714
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$ 3,442,740	$ -	$ -	$ -	$ 6,262,508
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $2,124,279,434. Net unrealized appreciation aggregated $408,203,037, of which $467,257,437 related to appreciated investment securities and $59,054,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797928.103

MC-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Automobiles - 1.0%
Renault SA	625,000	$ 74,347
Diversified Consumer Services - 5.8%
DeVry, Inc. (f)	7,080,600	195,708
Service Corp. International	4,853,400	56,930
Weight Watchers International, Inc.	4,167,700	196,924
		449,562
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)	2,455,040	53,643
International Game Technology	2,059,900	84,971
Shuffle Master, Inc. (a)(e)(f)	1,823,972	38,796
		177,410
Household Durables - 5.9%
Garmin Ltd. (e)	419,073	22,948
Harman International Industries, Inc. (e)(f)	4,386,580	434,973
		457,921
Media - 1.0%
The Walt Disney Co.	2,262,647	77,518
Multiline Retail - 1.5%
Federated Department Stores, Inc.	442,000	19,740
Sears Holdings Corp. (a)	534,800	96,398
		116,138
Specialty Retail - 1.0%
Dick's Sporting Goods, Inc. (a)	15,000	785
Gamestop Corp. Class A (a)	1,459,790	76,522
		77,307
Textiles, Apparel & Luxury Goods - 0.5%
Phillips-Van Heusen Corp.	764,900	41,947
TOTAL CONSUMER DISCRETIONARY		1,472,150
CONSUMER STAPLES - 5.8%
Beverages - 3.8%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,927,641	75,255
Cott Corp. (a)(f)	4,264,200	59,722
Molson Coors Brewing Co. Class B	1,944,424	164,187
		299,164
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.0%
Safeway, Inc.	4,407,824	$ 152,378
TOTAL CONSUMER STAPLES		451,542
ENERGY - 3.4%
Energy Equipment & Services - 1.2%
SEACOR Holdings, Inc. (a)(e)	938,477	90,845
Oil, Gas & Consumable Fuels - 2.2%
EXCO Resources, Inc.	3,869,900	67,414
Goodrich Petroleum Corp.	942,500	32,243
Tesoro Corp.	826,200	75,300
		174,957
TOTAL ENERGY		265,802
FINANCIALS - 6.4%
Capital Markets - 5.7%
Ashmore Group plc	21,153,858	113,236
FBR Capital Markets Corp. (a)(g)	1,213,333	18,625
Greenhill & Co., Inc. (e)	1,091,800	73,565
Jefferies Group, Inc.	1,340,100	36,250
Julius Baer Holding AG (Bearer)	628,785	79,504
Lazard Ltd. Class A	1,871,980	96,388
Thomas Weisel Partners Group, Inc.	1,248,500	22,748
		440,316
Commercial Banks - 0.7%
East West Bancorp, Inc.	1,503,400	56,032
TOTAL FINANCIALS		496,348
HEALTH CARE - 2.8%
Biotechnology - 0.6%
Neurocrine Biosciences, Inc. (a)(e)(f)	3,578,114	45,120
Health Care Equipment & Supplies - 2.1%
Advanced Medical Optics, Inc. (a)(e)	2,285,200	88,072
Biosite, Inc. (a)(e)(f)	1,454,796	77,279
		165,351
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Express Scripts, Inc. (a)	55,500	$ 4,185
TOTAL HEALTH CARE		214,656
INDUSTRIALS - 14.9%
Aerospace & Defense - 0.5%
Argon ST, Inc. (a)(f)	1,671,697	40,505
Airlines - 2.6%
AirAsia BHD (a)	85,484,900	39,777
US Airways Group, Inc. (a)	3,065,000	160,269
		200,046
Commercial Services & Supplies - 1.7%
FTI Consulting, Inc. (a)	950,949	31,923
Knoll, Inc. (f)	4,249,303	98,371
		130,294
Construction & Engineering - 1.8%
Quanta Services, Inc. (a)(f)	5,942,800	137,814
Electrical Equipment - 1.0%
ABB Ltd. sponsored ADR	4,906,200	82,130
Machinery - 4.5%
Deere & Co.	1,565,600	169,742
Flowserve Corp. (a)(f)	3,418,000	177,463
		347,205
Road & Rail - 2.8%
Hertz Global Holdings, Inc.	10,428,500	221,710
TOTAL INDUSTRIALS		1,159,704
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 4.6%
Harris Corp.	1,718,900	84,364
Juniper Networks, Inc. (a)	14,547,996	275,103
		359,467
Computers & Peripherals - 3.5%
SanDisk Corp. (a)	5,212,512	189,840
Sun Microsystems, Inc. (a)	13,773,500	84,432
		274,272
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	10,841,400	$ 343,889
Internet Software & Services - 0.7%
Openwave Systems, Inc. (a)(f)	6,595,554	53,820
IT Services - 5.1%
First Data Corp.	4,694,900	119,861
Global Cash Access Holdings, Inc. (a)(f)	4,769,300	73,352
MoneyGram International, Inc.	2,442,885	73,433
The Western Union Co.	6,016,400	130,375
		397,021
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	3,227,146	48,601
Altera Corp. (a)	2,927,067	61,790
Applied Micro Circuits Corp. (a)	1,035,900	4,009
Broadcom Corp. Class A (a)	2,984,623	101,746
Marvell Technology Group Ltd. (a)	6,787,100	139,271
PMC-Sierra, Inc. (a)	2,987,900	20,168
		375,585
Software - 7.4%
Electronic Arts, Inc. (a)	4,588,284	231,341
NAVTEQ Corp. (a)(f)	7,823,399	250,036
Nintendo Co. Ltd.	332,100	87,820
		569,197
TOTAL INFORMATION TECHNOLOGY		2,373,251
MATERIALS - 2.6%
Chemicals - 2.6%
Potash Corp. of Saskatchewan, Inc.	550,353	86,851
Sinofert Holdings Ltd.	52,824,400	27,991
The Mosaic Co. (e)	3,396,302	86,402
		201,244
TELECOMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 8.4%
Arbinet-thexchange, Inc. (a)(f)	1,428,400	8,928
AT&T, Inc.	11,831,509	435,399
Level 3 Communications, Inc. (a)	19,708,906	129,488
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	3,426,751	75,423
		649,238
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	5,501,135	$ 213,114
Bharti Airtel Ltd. (a)	6,843,515	112,143
Philippine Long Distance Telephone Co. sponsored ADR	809,600	39,670
		364,927
TOTAL TELECOMMUNICATION SERVICES		1,014,165
TOTAL COMMON STOCKS (Cost $6,536,012)		7,648,862
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Skybus Airlines, Inc. Class A (a)(h)	2,300,000	11,500
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
European Capital Ltd. preference shares (h)	2,100,000	27,790
TOTAL PREFERRED STOCKS (Cost $37,186)		39,290
Nonconvertible Bonds - 0.9%
	Principal Amount (000s)
INDUSTRIALS - 0.9%
Airlines - 0.9%
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	$ 10,000	5,900
8.3% 12/15/29 (d)	41,000	24,395
10% 8/15/08 (d)	33,000	20,295
Northwest Airlines Corp. 10% 2/1/09 (d)	3,270	3,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	$ 3,805	$ 3,539
8.875% 6/1/06 (d)	11,220	10,379
		67,582
TOTAL NONCONVERTIBLE BONDS (Cost $65,500)		67,582
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	15,713,220	15,713
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	158,084,185	158,084
TOTAL MONEY MARKET FUNDS (Cost $173,797)		173,797
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,300)	$ 6,301	6,300
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $6,818,795)		7,935,831
NET OTHER ASSETS - (2.3)%		(178,964)
NET ASSETS - 100%		$ 7,756,867
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,625,000 or 0.2% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,290,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$ 25,686
Skybus Airlines, Inc. Class A	3/20/06	$ 11,500
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,300,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 2,537
Credit Suisse Securities (USA) LLC	3,763
$ 6,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 691
Fidelity Securities Lending Cash Central Fund	317
Total	$ 1,008
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arbinet-thexchange, Inc.	$ 8,470	$ -	$ -	$ -	$ 8,928
Argon ST, Inc.	37,897	-	-	-	40,505
Biosite, Inc.	67,415	3,663	-	-	77,279
Cott Corp.	52,038	6,265	-	-	59,722
DeVry, Inc.	185,653	-	-	354	195,708
Flowserve Corp.	185,231	19,852	20,102	-	177,463
Global Cash Access Holdings, Inc.	76,452	-	-	-	73,352
Global Crossing Ltd.	66,699	-	63,373	-	-
Harman International Industries, Inc.	505,791	-	49,365	55	434,973
Knoll, Inc.	88,428	-	-	467	98,371
NAVTEQ Corp.	102,814	172,703	-	-	250,036
Neurocrine Biosciences, Inc.	33,062	-	-	-	45,120
Novelis, Inc.	173,459	-	266,916	-	-
Openwave Systems, Inc.	59,409	-	4,200	-	53,820
Quanta Services, Inc.	108,932	-	-	-	137,814
SEACOR Holdings, Inc.	135,454	-	47,854	-	-
Shuffle Master, Inc.	71,658	-	13,343	-	38,796
Total	$ 1,958,862	$ 202,483	$ 465,153	$ 876	$ 1,691,887
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $6,832,071,000. Net unrealized appreciation aggregated $1,103,760,000, of which $1,419,898,000 related to appreciated investment securities and $316,138,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797929.103

ASCF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares		Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	946,600		$ 21,185
Diversified Consumer Services - 0.2%
IBT Education Ltd.	4,863,879		7,473
Hotels, Restaurants & Leisure - 2.6%
Domino's Pizza, Inc.	594,400		18,343
Penn National Gaming, Inc. (a)	1,552,741		72,404
			90,747
Household Durables - 1.2%
Helen of Troy Ltd. (a)	746,255		17,283
Samson Holding Ltd.	39,466,000		23,994
			41,277
Internet & Catalog Retail - 1.5%
Priceline.com, Inc. (a)	726,300		38,065
Systemax, Inc. (a)(e)	534,204		14,183
			52,248
Leisure Equipment & Products - 0.7%
Jumbo SA	777,600		22,124
Media - 1.6%
Aeroplan Income Fund (e)	1,357,600		23,088
Harte-Hanks, Inc.	620,405		17,030
STW Group Ltd.	6,901,400		16,205
			56,323
Specialty Retail - 4.9%
Lithia Motors, Inc. Class A (sub. vtg.)	696,200		20,510
Pacific Sunwear of California, Inc. (a)	1,007,800		18,140
Payless ShoeSource, Inc. (a)	1,153,300		35,637
RadioShack Corp.	3,012,400		75,220
Sally Beauty Holdings, Inc. (a)	1,990,600		18,015
			167,522
Textiles, Apparel & Luxury Goods - 1.5%
Asics Corp.	4,000,000		46,474
Quiksilver, Inc. (a)	358,900		5,003
			51,477
TOTAL CONSUMER DISCRETIONARY			510,376
Common Stocks - continued
	Shares		Value (000s)
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.2%
Valor Co. Ltd.	569,300		$ 6,548
Food Products - 0.4%
Binggrea Co. Ltd.	380,350		14,459
Household Products - 0.8%
Central Garden & Pet Co.:
Class A (a)	642,200		8,959
Class A (non-vtg.) (a)	1,284,400		18,007
			26,966
Personal Products - 2.0%
Chattem, Inc. (a)(f)	1,033,400		55,153
Prestige Brands Holdings, Inc. (a)	1,338,547		15,340
			70,493
TOTAL CONSUMER STAPLES			118,466
ENERGY - 3.0%
Energy Equipment & Services - 0.8%
Universal Compression Holdings, Inc. (a)	433,200		29,003
Oil, Gas & Consumable Fuels - 2.2%
Forest Oil Corp. (a)	449,635		14,343
Mariner Energy, Inc. (a)	869,789		16,091
Petroleum Development Corp. (a)	674,038		35,299
World Fuel Services Corp.	225,100		10,152
			75,885
TOTAL ENERGY			104,888
FINANCIALS - 16.6%
Capital Markets - 0.6%
HCI Capital AG	408,989		8,389
MPC Muenchmeyer Petersen Capital AG	148,161		12,454
			20,843
Commercial Banks - 2.6%
East West Bancorp, Inc.	561,000		20,908
EuroBancshares, Inc. (a)	837,648		7,162
Gunma Bank Ltd.	2,268,000		15,536
Nara Bancorp, Inc.	99,890		1,849
Oriental Financial Group, Inc.	817,900		10,477
UCBH Holdings, Inc.	264,419		5,040
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Commercial Banks - continued
W Holding Co., Inc.	3,333,262		$ 17,800
Wilshire Bancorp, Inc.	661,000		11,263
			90,035
Insurance - 10.6%
Affirmative Insurance Holdings, Inc. (f)	842,450		13,606
Aspen Insurance Holdings Ltd.	2,081,200		55,152
Benfield Group PLC	3,042,900		20,742
Hilb Rogal & Hobbs Co.	1,484,800		67,261
Mercer Insurance Group, Inc. (f)	385,000		7,407
Philadelphia Consolidated Holdings Corp. (a)	541,021		24,838
Platinum Underwriters Holdings Ltd.	1,171,370		37,425
Protective Life Corp.	690,100		30,647
Reinsurance Group of America, Inc.	1,004,900		57,360
RLI Corp.	344,244		19,298
StanCorp Financial Group, Inc.	687,200		33,123
			366,859
Real Estate Investment Trusts - 2.3%
Cedar Shopping Centers, Inc.	1,005,900		16,145
Education Realty Trust, Inc.	862,700		12,759
FelCor Lodging Trust, Inc.	736,500		17,367
Realty Income Corp.	1,257,700		34,599
			80,870
Thrifts & Mortgage Finance - 0.5%
Interhyp AG (a)	142,496		15,670
TOTAL FINANCIALS			574,277
HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 5.0%
CONMED Corp. (a)	790,594		21,631
Cooper Companies, Inc.	730,800		33,536
DJO, Inc. (a)	1,053,714		41,285
Medical Action Industries, Inc. (a)	750,081		16,667
Medisize Holding AG (a)(f)	252,990		16,814
Merit Medical Systems, Inc. (a)	544,255		7,658
Orthofix International NV (a)	708,758		34,814
			172,405
Health Care Providers & Services - 5.4%
Allied Healthcare International, Inc. (a)(f)	2,567,000		7,727
Common Stocks - continued
	Shares		Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)	1,060,519		$ 24,445
Celesio AG	462,236		26,236
Community Health Systems, Inc. (a)	1,009,000		37,585
LifePoint Hospitals, Inc. (a)	933,700		34,173
Pediatrix Medical Group, Inc. (a)	351,100		18,995
United Drug PLC (Ireland)	7,421,800		37,028
			186,189
TOTAL HEALTH CARE			358,594
INDUSTRIALS - 21.5%
Aerospace & Defense - 4.8%
Alliant Techsystems, Inc. (a)	869,310		75,239
DRS Technologies, Inc.	984,800		52,185
Moog, Inc. Class A (a)	400,000		15,244
VT Group PLC	2,608,400		23,071
			165,739
Air Freight & Logistics - 1.0%
Mainfreight Ltd.	1,841,044		9,202
Pacer International, Inc.	894,900		24,189
			33,391
Commercial Services & Supplies - 4.5%
Corrections Corp. of America (a)	349,936		18,323
FTI Consulting, Inc. (a)(f)	2,473,500		83,035
Navigant Consulting, Inc. (a)	1,900,000		36,803
Prosegur Comp Securidad SA (Reg.)	529,800		18,650
			156,811
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	1,391,900		41,381
URS Corp. (a)	592,900		24,647
			66,028
Electrical Equipment - 3.5%
Belden CDT, Inc. (f)	2,605,613		120,821
Industrial Conglomerates - 2.0%
Bidvest Group Ltd.	1,066,600		20,804
DCC PLC (Ireland)	1,395,800		47,102
			67,906
Machinery - 0.5%
IDEX Corp.	337,400		17,548
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.9%
Laidlaw International, Inc.	1,475,900		$ 50,446
Universal Truckload Services, Inc. (a)	719,416		17,446
			67,892
Trading Companies & Distributors - 1.4%
UAP Holding Corp.	299,876		7,608
Univar NV	762,029		39,833
			47,441
TOTAL INDUSTRIALS			743,577
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.7%
Adtran, Inc.	1,444,892		33,276
NETGEAR, Inc. (a)	669,374		18,093
Plantronics, Inc.	416,700		8,526
			59,895
Electronic Equipment & Instruments - 4.8%
Elec & Eltek International Co. Ltd.	2,566,000		6,672
Global Imaging Systems, Inc. (a)	1,829,872		36,726
Insight Enterprises, Inc. (a)	1,245,500		24,063
INTOPS Co. Ltd.	8,127		210
Measurement Specialties, Inc. (a)	156,090		3,599
Mettler-Toledo International, Inc. (a)	1,078,700		93,157
			164,427
Internet Software & Services - 1.9%
j2 Global Communications, Inc. (a)	2,021,192		48,589
Websense, Inc. (a)	756,700		17,222
			65,811
IT Services - 3.0%
CACI International, Inc. Class A (a)	504,400		23,455
Fidelity National Information Services, Inc.	911,500		41,883
Sabre Holdings Corp. Class A	599,942		19,396
SI International, Inc. (a)	640,470		17,946
			102,680
Semiconductors & Semiconductor Equipment - 0.4%
Cirrus Logic, Inc. (a)	1,560,939		13,533
Software - 4.4%
Blackbaud, Inc.	1,221,800		27,955
EPIQ Systems, Inc. (a)	866,014		15,354
Common Stocks - continued
	Shares		Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Fair, Isaac & Co., Inc.	1,876,800		$ 73,252
Quest Software, Inc. (a)	2,213,400		36,123
			152,684
TOTAL INFORMATION TECHNOLOGY			559,030
MATERIALS - 3.7%
Chemicals - 1.9%
Airgas, Inc.	902,100		37,230
FUCHS PETROLUB AG	89,642		6,139
RPM International, Inc.	1,054,300		24,671
			68,040
Metals & Mining - 1.8%
Carpenter Technology Corp.	329,300		39,039
Titanium Metals Corp.	650,109		22,689
			61,728
TOTAL MATERIALS			129,768
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
MTN Group Ltd.	4,795,800		58,380
TOTAL COMMON STOCKS (Cost $2,721,455)		3,157,356
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g) (Cost $108)	7,200		0
Convertible Bonds - 0.1%
	Principal Amount (000s) (d)		Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	$ 1,549
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	340,409,585		340,410
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	30,875,550		30,876
TOTAL MONEY MARKET FUNDS (Cost $371,286)		371,286
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,093,514)			3,530,191
NET OTHER ASSETS - (2.1)%			(73,546)
NET ASSETS - 100%		$ 3,456,645
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,822
Fidelity Securities Lending Cash Central Fund	107
Total	$ 4,929
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affirmative Insurance Holdings, Inc.	$ 10,784	$ 2,797	$ -	$ 15	$ 13,606
Allied Healthcare International, Inc.	5,391	-	-	-	7,727
Belden CDT, Inc.	100,040	3,621	-	130	120,821
Chattem, Inc.	50,368	-	-	-	55,153
FTI Consulting, Inc.	66,488	-	-	-	83,035
INTOPS Co. Ltd.	16,562	-	12,864	234	-
Medisize Holding AG	15,829	-	-	-	16,814
Mercer Insurance Group, Inc.	7,781	-	-	19	7,407
Total	$ 273,243	$ 6,418	$ 12,864	$ 398	$ 304,563
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $3,093,869,000. Net unrealized appreciation aggregated $436,322,000, of which $528,390,000 related to appreciated investment securities and $92,068,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797937.103

ATQG-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp. (a)	4,100	$ 126,690
Media - 2.1%
Gemstar-TV Guide International, Inc. (a)	216	875
McGraw-Hill Companies, Inc.	1,500	96,915
News Corp. Class B	7,200	171,648
TiVo, Inc. (a)	27,500	161,425
		430,863
Specialty Retail - 3.7%
Best Buy Co., Inc.	6,100	283,467
Home Depot, Inc.	5,500	217,800
Staples, Inc.	8,950	232,879
		734,146
TOTAL CONSUMER DISCRETIONARY		1,291,699
CONSUMER STAPLES - 10.1%
Beverages - 1.4%
PepsiCo, Inc.	4,700	296,805
Food & Staples Retailing - 1.8%
Walgreen Co.	8,000	357,680
Food Products - 1.1%
Bunge Ltd.	800	63,488
Cosan SA Industria E Comercio (a)	2,700	49,849
Global Bio-Chem Technology Group Co. Ltd.	144,000	39,626
Tyson Foods, Inc. Class A	3,500	63,875
		216,838
Household Products - 2.9%
Colgate-Palmolive Co.	6,100	410,896
Procter & Gamble Co.	2,700	171,423
		582,319
Personal Products - 2.9%
Avon Products, Inc.	16,100	590,226
TOTAL CONSUMER STAPLES		2,043,868
ENERGY - 5.3%
Energy Equipment & Services - 2.4%
GlobalSantaFe Corp.	1,900	109,497
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	2,614	$ 182,039
Schlumberger Ltd. (NY Shares)	3,200	200,960
		492,496
Oil, Gas & Consumable Fuels - 2.9%
D1 Oils PLC (a)	11,100	32,925
Tesoro Corp.	1,200	109,368
Ultra Petroleum Corp. (a)	3,100	157,511
Valero Energy Corp.	5,000	288,250
		588,054
TOTAL ENERGY		1,080,550
FINANCIALS - 3.2%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)(d)	3,300	39,600
Commercial Banks - 0.4%
Mizuho Financial Group, Inc.	12	83,714
Consumer Finance - 0.8%
American Express Co.	3,000	170,610
Diversified Financial Services - 0.5%
Fortress Investment Group LLC	3,100	93,620
Insurance - 1.3%
American International Group, Inc.	3,800	254,980
TOTAL FINANCIALS		642,524
HEALTH CARE - 17.9%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	800	29,504
Alkermes, Inc. (a)	800	13,120
Alnylam Pharmaceuticals, Inc. (a)(d)	7,300	137,240
Amgen, Inc. (a)	900	57,834
Amylin Pharmaceuticals, Inc. (a)	3,600	140,076
Genentech, Inc. (a)	1,200	101,244
Gilead Sciences, Inc. (a)	1,700	121,652
Telik, Inc. (a)(d)	4,700	27,260
Theravance, Inc. (a)	2,800	90,300
		718,230
Health Care Equipment & Supplies - 1.9%
C.R. Bard, Inc.	1,700	135,660
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	1,900	$ 95,684
St. Jude Medical, Inc. (a)	4,100	162,565
		393,909
Health Care Providers & Services - 3.5%
Acibadem Saglik Hizmetleri AS	9,000	88,535
McKesson Corp.	6,000	334,560
UnitedHealth Group, Inc.	5,620	293,364
		716,459
Life Sciences Tools & Services - 0.4%
Ventana Medical Systems, Inc. (a)	1,800	72,450
Pharmaceuticals - 8.5%
Johnson & Johnson	7,800	491,790
Merck & Co., Inc.	2,500	110,400
Nastech Pharmaceutical Co., Inc. (a)(d)	75,700	875,092
Wyeth	4,900	239,708
		1,716,990
TOTAL HEALTH CARE		3,618,038
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	4,600	213,624
Construction & Engineering - 1.2%
Fluor Corp.	2,000	168,940
Jacobs Engineering Group, Inc. (a)	800	72,272
		241,212
Electrical Equipment - 2.8%
Energy Conversion Devices, Inc. (a)(d)	2,300	69,230
Evergreen Solar, Inc. (a)	9,900	98,010
Q-Cells AG (d)	5,300	316,040
Vestas Wind Systems AS (a)	2,000	93,416
		576,696
Industrial Conglomerates - 2.0%
General Electric Co.	11,800	412,056
Machinery - 1.0%
Deere & Co.	1,800	195,156
TOTAL INDUSTRIALS		1,638,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 43.0%
Communications Equipment - 8.8%
AudioCodes Ltd. (a)	20,200	$ 196,950
Ciena Corp. (a)	3,600	113,292
Cisco Systems, Inc. (a)	23,000	596,620
Harris Corp.	7,900	387,732
Juniper Networks, Inc. (a)	14,900	281,759
QUALCOMM, Inc.	4,800	193,344
		1,769,697
Computers & Peripherals - 9.8%
Apple, Inc. (a)	13,300	1,125,313
EMC Corp. (a)	21,800	304,110
Hewlett-Packard Co.	2,500	98,450
Intermec, Inc. (a)(d)	10,299	230,698
NCR Corp. (a)	1,400	64,680
QLogic Corp.	2,200	38,698
Sun Microsystems, Inc. (a)	19,300	118,309
		1,980,258
Electronic Equipment & Instruments - 5.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,400	96,765
Jabil Circuit, Inc.	32,000	855,040
Sunpower Corp. Class A (a)(d)	3,000	129,900
		1,081,705
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	3,100	159,867
aQuantive, Inc. (a)	4,000	101,360
Google, Inc. Class A (sub. vtg.) (a)	900	404,505
ValueClick, Inc. (a)	4,800	127,200
Yahoo!, Inc. (a)	4,200	129,612
		922,544
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	600	54,120
Semiconductors & Semiconductor Equipment - 7.4%
Cree, Inc. (a)	931	16,386
Cypress Semiconductor Corp. (a)	15,600	296,400
Intel Corp.	7,800	154,830
Marvell Technology Group Ltd. (a)	14,200	291,384
National Semiconductor Corp.	4,500	115,290
Renewable Energy Corp. AS (d)	12,600	259,859
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Motion Technology Corp. sponsored ADR (a)	100	$ 2,086
Teradyne, Inc. (a)	22,200	357,864
		1,494,099
Software - 6.8%
Autodesk, Inc. (a)	4,800	197,520
Business Objects SA sponsored ADR (a)	1,700	61,370
Cognos, Inc. (a)	2,700	102,897
Hyperion Solutions Corp. (a)	4,350	186,354
Intuit, Inc. (a)	3,100	91,481
Microsoft Corp.	12,000	338,040
Nintendo Co. Ltd.	500	132,220
Oracle Corp. (a)	14,500	238,235
Salesforce.com, Inc. (a)	800	34,608
		1,382,725
TOTAL INFORMATION TECHNOLOGY		8,685,148
MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc.	600	94,686
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	5,600	206,080
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	5,700	220,818
TOTAL TELECOMMUNICATION SERVICES		426,898
TOTAL COMMON STOCKS (Cost $18,558,406)		19,522,155
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	593,356	$ 593,356
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	840,735	840,735
TOTAL MONEY MARKET FUNDS (Cost $1,434,091)		1,434,091
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $19,992,497)		20,956,246
NET OTHER ASSETS - (3.7)%		(738,774)
NET ASSETS - 100%		$ 20,217,472
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,373
Fidelity Securities Lending Cash Central Fund	3,735
Total	$ 10,108
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $20,011,876. Net unrealized appreciation aggregated $944,370, of which $1,870,401 related to appreciated investment securities and $926,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.797930.103

SO-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
Amerigon, Inc. (a)	192,300	$ 2,138
Automobiles - 0.6%
Monaco Coach Corp.	257,100	4,142
Renault SA	48,000	5,710
Winnebago Industries, Inc.	30,400	989
		10,841
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	199,680	9,443
Hotels, Restaurants & Leisure - 0.8%
McCormick & Schmick's Seafood Restaurants (a)	106,300	2,676
Vail Resorts, Inc. (a)	130,890	6,801
WMS Industries, Inc. (a)	170,800	6,393
		15,870
Household Durables - 3.5%
Bassett Furniture Industries, Inc.	108,634	1,714
Black & Decker Corp.	53,300	4,492
Ethan Allen Interiors, Inc.	186,800	6,885
Jarden Corp. (a)	127,200	4,659
Koninklijke Philips Electronics NV (NY Shares)	214,100	7,862
M.D.C. Holdings, Inc.	129,700	6,622
Pulte Homes, Inc.	94,700	2,799
Snap-On, Inc.	130,800	6,553
Standard Pacific Corp.	123,900	3,163
The Stanley Works	150,500	8,363
Whirlpool Corp.	148,500	13,099
		66,211
Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive Series A (a)	352,900	8,318
Leisure Equipment & Products - 1.0%
Brunswick Corp.	217,000	7,085
Eastman Kodak Co.	175,300	4,186
MarineMax, Inc. (a)	147,300	3,358
RC2 Corp. (a)	112,800	4,458
		19,087
Media - 2.4%
DreamWorks Animation SKG, Inc. Class A (a)	155,100	4,158
Getty Images, Inc. (a)	157,000	8,235
Liberty Global, Inc. Class A (a)	259,249	7,464
Live Nation, Inc. (a)	278,539	6,445
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Naspers Ltd. Class N sponsored ADR	182,600	$ 4,308
R.H. Donnelley Corp.	136,500	9,767
Valassis Communications, Inc. (a)	286,390	4,766
		45,143
Multiline Retail - 0.6%
Retail Ventures, Inc. (a)	110,500	2,249
Sears Holdings Corp. (a)	46,200	8,328
Tuesday Morning Corp.	124,900	1,966
		12,543
Specialty Retail - 2.1%
AutoZone, Inc. (a)	29,500	3,696
Build-A-Bear Workshop, Inc. (a)(d)	158,800	4,208
Home Depot, Inc.	188,200	7,453
Lithia Motors, Inc. Class A (sub. vtg.)	32,900	969
PETsMART, Inc.	244,100	7,399
RadioShack Corp. (d)	282,000	7,042
Select Comfort Corp. (d)	233,600	4,329
Williams-Sonoma, Inc.	132,000	4,456
		39,552
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	292,400	7,026
NIKE, Inc. Class B	43,900	4,586
		11,612
TOTAL CONSUMER DISCRETIONARY		240,758
CONSUMER STAPLES - 5.0%
Beverages - 0.3%
Cott Corp. (a)	39,900	559
InBev SA	98,694	6,545
		7,104
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	211,400	6,824
Nash-Finch Co.	158,100	4,752
Rite Aid Corp. (d)	1,417,800	8,464
Winn-Dixie Stores, Inc. (a)	433,100	8,398
		28,438
Food Products - 1.6%
Cermaq ASA	166,800	3,127
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Chaoda Modern Agriculture (Holdings) Ltd.	2,582,000	$ 1,870
Chiquita Brands International, Inc. (d)	176,400	2,558
Green Mountain Coffee Roasters, Inc. (a)(d)	77,600	4,353
Maine Harvest ASA (a)(d)	8,299,000	10,148
Nestle SA sponsored ADR	91,300	8,523
		30,579
Household Products - 0.2%
Central Garden & Pet Co.:
Class A (a)	67,500	942
Class A (non-vtg.) (a)	205,692	2,884
		3,826
Tobacco - 1.4%
Altadis SA (Spain)	86,600	4,394
Altria Group, Inc.	56,300	4,745
British American Tobacco PLC sponsored ADR	282,100	17,211
		26,350
TOTAL CONSUMER STAPLES		96,297
ENERGY - 9.4%
Energy Equipment & Services - 2.9%
FMC Technologies, Inc. (a)	132,900	8,742
Hanover Compressor Co. (a)	165,300	3,628
Nabors Industries Ltd. (a)	241,200	7,226
National Oilwell Varco, Inc. (a)	149,300	10,397
Parker Drilling Co. (a)	548,577	4,701
Smith International, Inc.	190,700	7,819
Transocean, Inc. (a)	89,300	6,848
Universal Compression Holdings, Inc. (a)	81,000	5,423
		54,784
Oil, Gas & Consumable Fuels - 6.5%
Aurora Oil & Gas Corp. (a)	988,341	2,431
Cabot Oil & Gas Corp.	156,559	10,577
Canadian Natural Resources Ltd.	149,700	7,517
CONSOL Energy, Inc.	158,400	5,650
Energy Partners Ltd. (a)	204,100	4,429
EOG Resources, Inc.	122,500	8,298
EXCO Resources, Inc.	573,824	9,996
Massey Energy Co.	398,700	9,672
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	178,600	$ 10,282
Petrohawk Energy Corp. (a)	570,230	6,826
Tesoro Corp.	110,400	10,062
Ultra Petroleum Corp. (a)	198,100	10,065
Uramin, Inc. (a)	1,375,534	6,431
Valero Energy Corp.	168,100	9,691
Western Oil Sands, Inc. Class A (a)	233,400	6,376
Williams Companies, Inc.	238,900	6,443
		124,746
TOTAL ENERGY		179,530
FINANCIALS - 22.2%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	46,600	2,724
Credit Suisse Group sponsored ADR	131,500	9,106
Goldman Sachs Group, Inc.	4,600	927
Investors Financial Services Corp.	89,400	5,233
Julius Baer Holding AG (Bearer)	73,933	9,348
KKR Private Equity Investors, LP	326,600	7,887
MarketAxess Holdings, Inc. (a)	12,111	170
State Street Corp.	106,700	6,990
		42,385
Commercial Banks - 3.6%
Barclays PLC	314,500	4,602
Cathay General Bancorp	85,100	2,887
Center Financial Corp., California	95,871	2,070
Commerce Bancorp, Inc., New Jersey	254,759	8,514
East West Bancorp, Inc.	153,200	5,710
HSBC Holdings PLC (United Kingdom) (Reg.)	267,000	4,678
PNC Financial Services Group, Inc.	112,800	8,269
Siam City Bank PCL NVDR	8,912,400	4,741
SVB Financial Group (a)	47,900	2,314
UCBH Holdings, Inc.	474,200	9,038
Uniao de Bancos Brasileiros SA (Unibanco) GDR	50,000	4,274
Wachovia Corp.	159,000	8,804
Wintrust Financial Corp.	59,200	2,714
		68,615
Consumer Finance - 0.4%
Capital One Financial Corp.	105,700	8,147
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 6.0%
AFLAC, Inc.	172,700	$ 8,151
Allied World Assurance Co. Holdings Ltd.	154,900	6,458
American International Group, Inc.	133,600	8,965
Axis Capital Holdings Ltd.	217,500	7,354
Endurance Specialty Holdings Ltd.	328,900	11,663
Everest Re Group Ltd.	148,900	14,475
First Mercury Financial Corp.	170,600	3,854
Hartford Financial Services Group, Inc.	60,300	5,702
IPC Holdings Ltd.	171,500	4,984
Max Re Capital Ltd.	178,007	4,354
MetLife, Inc.	141,600	8,942
National Financial Partners Corp.	133,200	6,149
Navigators Group, Inc. (a)	102,240	5,081
Prudential Financial, Inc.	68,700	6,248
The Chubb Corp.	98,700	5,039
United America Indemnity Ltd. Class A (a)	113,298	2,676
Universal American Financial Corp. (a)	42,732	820
Willis Group Holdings Ltd.	112,664	4,473
		115,388
Real Estate Investment Trusts - 6.5%
Alexandria Real Estate Equities, Inc.	136,401	14,348
Annaly Capital Management, Inc.	649,600	9,107
Developers Diversified Realty Corp.	286,000	18,750
Duke Realty LP	471,600	20,779
Fonciere Lyonnaise SA	2,300	192
General Growth Properties, Inc.	398,000	25,245
Health Care Property Investors, Inc.	255,500	9,395
United Dominion Realty Trust, Inc. (SBI)	235,500	7,689
Vornado Realty Trust	152,600	19,411
		124,916
Real Estate Management & Development - 0.7%
Mitsubishi Estate Co. Ltd.	247,000	7,661
Move, Inc.	195,000	1,164
The St. Joe Co. (d)	73,900	4,112
		12,937
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	246,300	9,428
Fannie Mae	340,000	19,288
Hudson City Bancorp, Inc.	784,600	10,514
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp.	73,300	$ 4,424
Radian Group, Inc.	154,288	8,864
		52,518
TOTAL FINANCIALS		424,906
HEALTH CARE - 6.0%
Biotechnology - 0.6%
Amgen, Inc. (a)	95,500	6,137
Theravance, Inc. (a)	144,820	4,670
		10,807
Health Care Equipment & Supplies - 0.6%
ArthroCare Corp. (a)	103,480	3,761
Aspect Medical Systems, Inc. (a)	43,600	704
Inverness Medical Innovations, Inc. (a)	55,500	2,342
Respironics, Inc. (a)	122,900	5,035
		11,842
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc.	163,911	7,738
Capital Senior Living Corp. (a)	174,500	1,881
DaVita, Inc. (a)	150,200	8,193
Emeritus Corp. (a)	172,400	4,819
Express Scripts, Inc. (a)	121,400	9,155
Health Net, Inc. (a)	149,770	8,008
McKesson Corp.	152,200	8,487
UnitedHealth Group, Inc.	89,600	4,677
		52,958
Health Care Technology - 0.4%
IMS Health, Inc.	288,700	8,338
Pharmaceuticals - 1.6%
Alpharma, Inc. Class A	282,300	7,441
Barr Pharmaceuticals, Inc. (a)	145,417	7,707
BioMimetic Therapeutics, Inc.	9,000	149
Endo Pharmaceuticals Holdings, Inc. (a)	221,800	6,922
Javelin Pharmaceuticals, Inc. (a)	104,903	598
MGI Pharma, Inc. (a)	407,300	8,643
		31,460
TOTAL HEALTH CARE		115,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.9%
General Dynamics Corp.	92,000	$ 7,034
Honeywell International, Inc.	202,700	9,413
		16,447
Air Freight & Logistics - 0.2%
Forward Air Corp.	55,900	1,823
United Parcel Service, Inc. Class B	36,500	2,562
		4,385
Airlines - 0.6%
AirTran Holdings, Inc. (a)(d)	453,555	4,726
TAM SA (PN) sponsored ADR (ltd. vtg.)	216,900	6,346
		11,072
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc.	714,100	9,155
CDI Corp.	48,600	1,296
Cintas Corp.	184,900	7,466
Clean Harbors, Inc. (a)	156,381	7,899
Fuel Tech, Inc. (a)	76,600	1,946
The Brink's Co.	134,900	7,990
		35,752
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	3,095
Fluor Corp.	64,000	5,406
Granite Construction, Inc.	87,700	5,120
Infrasource Services, Inc. (a)	235,700	5,779
Shaw Group, Inc. (a)	156,100	4,805
Washington Group International, Inc. (a)	74,400	4,361
		28,566
Electrical Equipment - 0.4%
Vestas Wind Systems AS (a)	164,100	7,665
Industrial Conglomerates - 0.4%
Tyco International Ltd.	258,500	7,970
Machinery - 1.3%
Albany International Corp. Class A	139,500	4,771
Deere & Co.	15,600	1,691
Dover Corp.	90,400	4,320
Hanjin Heavy Industries & Construction Co. Ltd.	130,810	4,098
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Titan International, Inc. (d)	202,700	$ 4,954
Valmont Industries, Inc.	105,800	6,001
		25,835
Marine - 0.2%
Kirby Corp. (a)	125,900	4,600
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	36,300	2,875
Landstar System, Inc.	91,800	4,103
		6,978
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	135,200	3,430
TOTAL INDUSTRIALS		152,700
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.7%
Adtran, Inc.	238,409	5,491
Alcatel-Lucent SA sponsored ADR	653,700	8,387
Comverse Technology, Inc. (a)	251,800	5,535
Dycom Industries, Inc. (a)	331,500	8,288
Harris Corp.	175,300	8,604
Juniper Networks, Inc. (a)	534,700	10,111
Nokia Corp. sponsored ADR	421,300	9,197
Powerwave Technologies, Inc. (a)	690,800	3,675
QUALCOMM, Inc.	213,400	8,596
RADWARE Ltd. (a)	152,800	2,158
		70,042
Computers & Peripherals - 2.5%
Electronics for Imaging, Inc. (a)	334,400	7,631
Hewlett-Packard Co.	188,300	7,415
Intermec, Inc. (a)	265,800	5,954
NCR Corp. (a)	191,400	8,843
Palm, Inc.	307,500	5,089
QLogic Corp.	441,000	7,757
SanDisk Corp. (a)	127,400	4,640
		47,329
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	238,100	7,553
Arrow Electronics, Inc. (a)	232,500	8,909
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	583,900	$ 21,353
Flextronics International Ltd. (a)	638,200	6,976
Molex, Inc.	214,000	6,277
Tektronix, Inc.	280,533	8,026
		59,094
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	19,800	8,899
ValueClick, Inc. (a)	188,800	5,003
VeriSign, Inc. (a)	112,200	2,839
Yahoo!, Inc. (a)	106,100	3,274
		20,015
IT Services - 2.7%
Affiliated Computer Services, Inc. Class A (a)	93,700	4,870
CACI International, Inc. Class A (a)	87,600	4,073
Fidelity National Information Services, Inc.	161,000	7,398
First Data Corp.	328,500	8,387
MoneyGram International, Inc.	332,600	9,998
Satyam Computer Services Ltd. sponsored ADR	104,700	2,257
SI International, Inc. (a)	82,800	2,320
SRA International, Inc. Class A (a)	153,400	3,636
Unisys Corp. (a)	947,100	8,041
		50,980
Office Electronics - 0.6%
Xerox Corp.	703,600	12,151
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	130,600	1,967
Applied Materials, Inc.	253,500	4,707
ASML Holding NV (NY Shares) (a)	326,200	8,018
Atmel Corp. (a)	1,478,600	8,191
Fairchild Semiconductor International, Inc. (a)	252,800	4,730
FormFactor, Inc. (a)	98,300	4,202
Integrated Device Technology, Inc. (a)	278,585	4,519
Marvell Technology Group Ltd. (a)	262,400	5,384
National Semiconductor Corp.	384,400	9,848
ON Semiconductor Corp. (a)	677,000	6,648
Spansion, Inc. Class A (a)	180,600	2,196
Supertex, Inc. (a)	25,380	1,042
Volterra Semiconductor Corp. (a)	36,400	513
		61,965
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Business Objects SA sponsored ADR (a)	149,800	$ 5,408
Fair, Isaac & Co., Inc.	209,700	8,185
Hyperion Solutions Corp. (a)	161,900	6,936
Quest Software, Inc. (a)	443,600	7,240
Symantec Corp. (a)(d)	409,500	7,002
Ubisoft Entertainment SA (a)	231,940	10,221
		44,992
TOTAL INFORMATION TECHNOLOGY		366,568
MATERIALS - 5.6%
Chemicals - 3.9%
Agrium, Inc.	208,600	8,007
Airgas, Inc.	106,200	4,383
Arkema sponsored ADR (a)	78,700	3,900
Celanese Corp. Class A	603,100	17,237
Chemtura Corp.	895,300	10,278
Georgia Gulf Corp.	159,948	3,068
H.B. Fuller Co.	196,500	4,907
Minerals Technologies, Inc.	153,089	9,475
Nalco Holding Co.	232,500	5,557
OMNOVA Solutions, Inc. (a)	403,330	2,452
Rohm & Haas Co.	97,300	5,143
		74,407
Containers & Packaging - 0.3%
Temple-Inland, Inc.	79,500	4,754
Metals & Mining - 1.4%
Compass Minerals International, Inc.	236,536	7,728
Reliance Steel & Aluminum Co.	202,800	9,260
Titanium Metals Corp.	304,321	10,621
		27,609
TOTAL MATERIALS		106,770
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	603,780	22,219
Cincinnati Bell, Inc.	1,069,060	4,886
Qwest Communications International, Inc. (a)	1,150,800	10,219
		37,324
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 9.7%
Electric Utilities - 3.9%
DPL, Inc.	371,150	$ 11,198
E.ON AG	34,500	4,514
Entergy Corp.	215,300	21,250
Exelon Corp.	102,900	6,784
PPL Corp.	482,000	18,326
Sierra Pacific Resources (a)	664,914	11,543
		73,615
Gas Utilities - 0.5%
Equitable Resources, Inc.	217,900	9,298
Independent Power Producers & Energy Traders - 3.4%
AES Corp. (a)	642,100	13,690
Clipper Windpower PLC (a)	527,100	6,528
Constellation Energy Group, Inc.	404,389	31,805
NRG Energy, Inc.	203,212	13,461
		65,484
Multi-Utilities - 1.9%
CMS Energy Corp.	1,032,300	18,014
Public Service Enterprise Group, Inc.	109,900	8,232
Sempra Energy	170,900	10,263
		36,509
TOTAL UTILITIES		184,906
TOTAL COMMON STOCKS (Cost $1,736,918)		1,905,164
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	0
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	9,390,173	$ 9,390
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	42,437,775	42,438
TOTAL MONEY MARKET FUNDS (Cost $51,828)		51,828
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,788,782)		1,956,992
NET OTHER ASSETS - (2.3)%		(44,251)
NET ASSETS - 100%		$ 1,912,741
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 174
Fidelity Securities Lending Cash Central Fund	48
Total	$ 222
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,791,439,000. Net unrealized appreciation aggregated $165,553,000, of which $195,447,000 related to appreciated investment securities and $29,894,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor
Value Strategies Fund)

February 28, 2007

1.814094.102

SOI-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
Amerigon, Inc. (a)	192,300	$ 2,138
Automobiles - 0.6%
Monaco Coach Corp.	257,100	4,142
Renault SA	48,000	5,710
Winnebago Industries, Inc.	30,400	989
		10,841
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	199,680	9,443
Hotels, Restaurants & Leisure - 0.8%
McCormick & Schmick's Seafood Restaurants (a)	106,300	2,676
Vail Resorts, Inc. (a)	130,890	6,801
WMS Industries, Inc. (a)	170,800	6,393
		15,870
Household Durables - 3.5%
Bassett Furniture Industries, Inc.	108,634	1,714
Black & Decker Corp.	53,300	4,492
Ethan Allen Interiors, Inc.	186,800	6,885
Jarden Corp. (a)	127,200	4,659
Koninklijke Philips Electronics NV (NY Shares)	214,100	7,862
M.D.C. Holdings, Inc.	129,700	6,622
Pulte Homes, Inc.	94,700	2,799
Snap-On, Inc.	130,800	6,553
Standard Pacific Corp.	123,900	3,163
The Stanley Works	150,500	8,363
Whirlpool Corp.	148,500	13,099
		66,211
Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive Series A (a)	352,900	8,318
Leisure Equipment & Products - 1.0%
Brunswick Corp.	217,000	7,085
Eastman Kodak Co.	175,300	4,186
MarineMax, Inc. (a)	147,300	3,358
RC2 Corp. (a)	112,800	4,458
		19,087
Media - 2.4%
DreamWorks Animation SKG, Inc. Class A (a)	155,100	4,158
Getty Images, Inc. (a)	157,000	8,235
Liberty Global, Inc. Class A (a)	259,249	7,464
Live Nation, Inc. (a)	278,539	6,445
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Naspers Ltd. Class N sponsored ADR	182,600	$ 4,308
R.H. Donnelley Corp.	136,500	9,767
Valassis Communications, Inc. (a)	286,390	4,766
		45,143
Multiline Retail - 0.6%
Retail Ventures, Inc. (a)	110,500	2,249
Sears Holdings Corp. (a)	46,200	8,328
Tuesday Morning Corp.	124,900	1,966
		12,543
Specialty Retail - 2.1%
AutoZone, Inc. (a)	29,500	3,696
Build-A-Bear Workshop, Inc. (a)(d)	158,800	4,208
Home Depot, Inc.	188,200	7,453
Lithia Motors, Inc. Class A (sub. vtg.)	32,900	969
PETsMART, Inc.	244,100	7,399
RadioShack Corp. (d)	282,000	7,042
Select Comfort Corp. (d)	233,600	4,329
Williams-Sonoma, Inc.	132,000	4,456
		39,552
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	292,400	7,026
NIKE, Inc. Class B	43,900	4,586
		11,612
TOTAL CONSUMER DISCRETIONARY		240,758
CONSUMER STAPLES - 5.0%
Beverages - 0.3%
Cott Corp. (a)	39,900	559
InBev SA	98,694	6,545
		7,104
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	211,400	6,824
Nash-Finch Co.	158,100	4,752
Rite Aid Corp. (d)	1,417,800	8,464
Winn-Dixie Stores, Inc. (a)	433,100	8,398
		28,438
Food Products - 1.6%
Cermaq ASA	166,800	3,127
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Chaoda Modern Agriculture (Holdings) Ltd.	2,582,000	$ 1,870
Chiquita Brands International, Inc. (d)	176,400	2,558
Green Mountain Coffee Roasters, Inc. (a)(d)	77,600	4,353
Maine Harvest ASA (a)(d)	8,299,000	10,148
Nestle SA sponsored ADR	91,300	8,523
		30,579
Household Products - 0.2%
Central Garden & Pet Co.:
Class A (a)	67,500	942
Class A (non-vtg.) (a)	205,692	2,884
		3,826
Tobacco - 1.4%
Altadis SA (Spain)	86,600	4,394
Altria Group, Inc.	56,300	4,745
British American Tobacco PLC sponsored ADR	282,100	17,211
		26,350
TOTAL CONSUMER STAPLES		96,297
ENERGY - 9.4%
Energy Equipment & Services - 2.9%
FMC Technologies, Inc. (a)	132,900	8,742
Hanover Compressor Co. (a)	165,300	3,628
Nabors Industries Ltd. (a)	241,200	7,226
National Oilwell Varco, Inc. (a)	149,300	10,397
Parker Drilling Co. (a)	548,577	4,701
Smith International, Inc.	190,700	7,819
Transocean, Inc. (a)	89,300	6,848
Universal Compression Holdings, Inc. (a)	81,000	5,423
		54,784
Oil, Gas & Consumable Fuels - 6.5%
Aurora Oil & Gas Corp. (a)	988,341	2,431
Cabot Oil & Gas Corp.	156,559	10,577
Canadian Natural Resources Ltd.	149,700	7,517
CONSOL Energy, Inc.	158,400	5,650
Energy Partners Ltd. (a)	204,100	4,429
EOG Resources, Inc.	122,500	8,298
EXCO Resources, Inc.	573,824	9,996
Massey Energy Co.	398,700	9,672
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	178,600	$ 10,282
Petrohawk Energy Corp. (a)	570,230	6,826
Tesoro Corp.	110,400	10,062
Ultra Petroleum Corp. (a)	198,100	10,065
Uramin, Inc. (a)	1,375,534	6,431
Valero Energy Corp.	168,100	9,691
Western Oil Sands, Inc. Class A (a)	233,400	6,376
Williams Companies, Inc.	238,900	6,443
		124,746
TOTAL ENERGY		179,530
FINANCIALS - 22.2%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	46,600	2,724
Credit Suisse Group sponsored ADR	131,500	9,106
Goldman Sachs Group, Inc.	4,600	927
Investors Financial Services Corp.	89,400	5,233
Julius Baer Holding AG (Bearer)	73,933	9,348
KKR Private Equity Investors, LP	326,600	7,887
MarketAxess Holdings, Inc. (a)	12,111	170
State Street Corp.	106,700	6,990
		42,385
Commercial Banks - 3.6%
Barclays PLC	314,500	4,602
Cathay General Bancorp	85,100	2,887
Center Financial Corp., California	95,871	2,070
Commerce Bancorp, Inc., New Jersey	254,759	8,514
East West Bancorp, Inc.	153,200	5,710
HSBC Holdings PLC (United Kingdom) (Reg.)	267,000	4,678
PNC Financial Services Group, Inc.	112,800	8,269
Siam City Bank PCL NVDR	8,912,400	4,741
SVB Financial Group (a)	47,900	2,314
UCBH Holdings, Inc.	474,200	9,038
Uniao de Bancos Brasileiros SA (Unibanco) GDR	50,000	4,274
Wachovia Corp.	159,000	8,804
Wintrust Financial Corp.	59,200	2,714
		68,615
Consumer Finance - 0.4%
Capital One Financial Corp.	105,700	8,147
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 6.0%
AFLAC, Inc.	172,700	$ 8,151
Allied World Assurance Co. Holdings Ltd.	154,900	6,458
American International Group, Inc.	133,600	8,965
Axis Capital Holdings Ltd.	217,500	7,354
Endurance Specialty Holdings Ltd.	328,900	11,663
Everest Re Group Ltd.	148,900	14,475
First Mercury Financial Corp.	170,600	3,854
Hartford Financial Services Group, Inc.	60,300	5,702
IPC Holdings Ltd.	171,500	4,984
Max Re Capital Ltd.	178,007	4,354
MetLife, Inc.	141,600	8,942
National Financial Partners Corp.	133,200	6,149
Navigators Group, Inc. (a)	102,240	5,081
Prudential Financial, Inc.	68,700	6,248
The Chubb Corp.	98,700	5,039
United America Indemnity Ltd. Class A (a)	113,298	2,676
Universal American Financial Corp. (a)	42,732	820
Willis Group Holdings Ltd.	112,664	4,473
		115,388
Real Estate Investment Trusts - 6.5%
Alexandria Real Estate Equities, Inc.	136,401	14,348
Annaly Capital Management, Inc.	649,600	9,107
Developers Diversified Realty Corp.	286,000	18,750
Duke Realty LP	471,600	20,779
Fonciere Lyonnaise SA	2,300	192
General Growth Properties, Inc.	398,000	25,245
Health Care Property Investors, Inc.	255,500	9,395
United Dominion Realty Trust, Inc. (SBI)	235,500	7,689
Vornado Realty Trust	152,600	19,411
		124,916
Real Estate Management & Development - 0.7%
Mitsubishi Estate Co. Ltd.	247,000	7,661
Move, Inc.	195,000	1,164
The St. Joe Co. (d)	73,900	4,112
		12,937
Thrifts & Mortgage Finance - 2.8%
Countrywide Financial Corp.	246,300	9,428
Fannie Mae	340,000	19,288
Hudson City Bancorp, Inc.	784,600	10,514
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp.	73,300	$ 4,424
Radian Group, Inc.	154,288	8,864
		52,518
TOTAL FINANCIALS		424,906
HEALTH CARE - 6.0%
Biotechnology - 0.6%
Amgen, Inc. (a)	95,500	6,137
Theravance, Inc. (a)	144,820	4,670
		10,807
Health Care Equipment & Supplies - 0.6%
ArthroCare Corp. (a)	103,480	3,761
Aspect Medical Systems, Inc. (a)	43,600	704
Inverness Medical Innovations, Inc. (a)	55,500	2,342
Respironics, Inc. (a)	122,900	5,035
		11,842
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc.	163,911	7,738
Capital Senior Living Corp. (a)	174,500	1,881
DaVita, Inc. (a)	150,200	8,193
Emeritus Corp. (a)	172,400	4,819
Express Scripts, Inc. (a)	121,400	9,155
Health Net, Inc. (a)	149,770	8,008
McKesson Corp.	152,200	8,487
UnitedHealth Group, Inc.	89,600	4,677
		52,958
Health Care Technology - 0.4%
IMS Health, Inc.	288,700	8,338
Pharmaceuticals - 1.6%
Alpharma, Inc. Class A	282,300	7,441
Barr Pharmaceuticals, Inc. (a)	145,417	7,707
BioMimetic Therapeutics, Inc.	9,000	149
Endo Pharmaceuticals Holdings, Inc. (a)	221,800	6,922
Javelin Pharmaceuticals, Inc. (a)	104,903	598
MGI Pharma, Inc. (a)	407,300	8,643
		31,460
TOTAL HEALTH CARE		115,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.9%
General Dynamics Corp.	92,000	$ 7,034
Honeywell International, Inc.	202,700	9,413
		16,447
Air Freight & Logistics - 0.2%
Forward Air Corp.	55,900	1,823
United Parcel Service, Inc. Class B	36,500	2,562
		4,385
Airlines - 0.6%
AirTran Holdings, Inc. (a)(d)	453,555	4,726
TAM SA (PN) sponsored ADR (ltd. vtg.)	216,900	6,346
		11,072
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc.	714,100	9,155
CDI Corp.	48,600	1,296
Cintas Corp.	184,900	7,466
Clean Harbors, Inc. (a)	156,381	7,899
Fuel Tech, Inc. (a)	76,600	1,946
The Brink's Co.	134,900	7,990
		35,752
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	104,100	3,095
Fluor Corp.	64,000	5,406
Granite Construction, Inc.	87,700	5,120
Infrasource Services, Inc. (a)	235,700	5,779
Shaw Group, Inc. (a)	156,100	4,805
Washington Group International, Inc. (a)	74,400	4,361
		28,566
Electrical Equipment - 0.4%
Vestas Wind Systems AS (a)	164,100	7,665
Industrial Conglomerates - 0.4%
Tyco International Ltd.	258,500	7,970
Machinery - 1.3%
Albany International Corp. Class A	139,500	4,771
Deere & Co.	15,600	1,691
Dover Corp.	90,400	4,320
Hanjin Heavy Industries & Construction Co. Ltd.	130,810	4,098
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Titan International, Inc. (d)	202,700	$ 4,954
Valmont Industries, Inc.	105,800	6,001
		25,835
Marine - 0.2%
Kirby Corp. (a)	125,900	4,600
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	36,300	2,875
Landstar System, Inc.	91,800	4,103
		6,978
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	135,200	3,430
TOTAL INDUSTRIALS		152,700
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.7%
Adtran, Inc.	238,409	5,491
Alcatel-Lucent SA sponsored ADR	653,700	8,387
Comverse Technology, Inc. (a)	251,800	5,535
Dycom Industries, Inc. (a)	331,500	8,288
Harris Corp.	175,300	8,604
Juniper Networks, Inc. (a)	534,700	10,111
Nokia Corp. sponsored ADR	421,300	9,197
Powerwave Technologies, Inc. (a)	690,800	3,675
QUALCOMM, Inc.	213,400	8,596
RADWARE Ltd. (a)	152,800	2,158
		70,042
Computers & Peripherals - 2.5%
Electronics for Imaging, Inc. (a)	334,400	7,631
Hewlett-Packard Co.	188,300	7,415
Intermec, Inc. (a)	265,800	5,954
NCR Corp. (a)	191,400	8,843
Palm, Inc.	307,500	5,089
QLogic Corp.	441,000	7,757
SanDisk Corp. (a)	127,400	4,640
		47,329
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	238,100	7,553
Arrow Electronics, Inc. (a)	232,500	8,909
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	583,900	$ 21,353
Flextronics International Ltd. (a)	638,200	6,976
Molex, Inc.	214,000	6,277
Tektronix, Inc.	280,533	8,026
		59,094
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	19,800	8,899
ValueClick, Inc. (a)	188,800	5,003
VeriSign, Inc. (a)	112,200	2,839
Yahoo!, Inc. (a)	106,100	3,274
		20,015
IT Services - 2.7%
Affiliated Computer Services, Inc. Class A (a)	93,700	4,870
CACI International, Inc. Class A (a)	87,600	4,073
Fidelity National Information Services, Inc.	161,000	7,398
First Data Corp.	328,500	8,387
MoneyGram International, Inc.	332,600	9,998
Satyam Computer Services Ltd. sponsored ADR	104,700	2,257
SI International, Inc. (a)	82,800	2,320
SRA International, Inc. Class A (a)	153,400	3,636
Unisys Corp. (a)	947,100	8,041
		50,980
Office Electronics - 0.6%
Xerox Corp.	703,600	12,151
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	130,600	1,967
Applied Materials, Inc.	253,500	4,707
ASML Holding NV (NY Shares) (a)	326,200	8,018
Atmel Corp. (a)	1,478,600	8,191
Fairchild Semiconductor International, Inc. (a)	252,800	4,730
FormFactor, Inc. (a)	98,300	4,202
Integrated Device Technology, Inc. (a)	278,585	4,519
Marvell Technology Group Ltd. (a)	262,400	5,384
National Semiconductor Corp.	384,400	9,848
ON Semiconductor Corp. (a)	677,000	6,648
Spansion, Inc. Class A (a)	180,600	2,196
Supertex, Inc. (a)	25,380	1,042
Volterra Semiconductor Corp. (a)	36,400	513
		61,965
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Business Objects SA sponsored ADR (a)	149,800	$ 5,408
Fair, Isaac & Co., Inc.	209,700	8,185
Hyperion Solutions Corp. (a)	161,900	6,936
Quest Software, Inc. (a)	443,600	7,240
Symantec Corp. (a)(d)	409,500	7,002
Ubisoft Entertainment SA (a)	231,940	10,221
		44,992
TOTAL INFORMATION TECHNOLOGY		366,568
MATERIALS - 5.6%
Chemicals - 3.9%
Agrium, Inc.	208,600	8,007
Airgas, Inc.	106,200	4,383
Arkema sponsored ADR (a)	78,700	3,900
Celanese Corp. Class A	603,100	17,237
Chemtura Corp.	895,300	10,278
Georgia Gulf Corp.	159,948	3,068
H.B. Fuller Co.	196,500	4,907
Minerals Technologies, Inc.	153,089	9,475
Nalco Holding Co.	232,500	5,557
OMNOVA Solutions, Inc. (a)	403,330	2,452
Rohm & Haas Co.	97,300	5,143
		74,407
Containers & Packaging - 0.3%
Temple-Inland, Inc.	79,500	4,754
Metals & Mining - 1.4%
Compass Minerals International, Inc.	236,536	7,728
Reliance Steel & Aluminum Co.	202,800	9,260
Titanium Metals Corp.	304,321	10,621
		27,609
TOTAL MATERIALS		106,770
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	603,780	22,219
Cincinnati Bell, Inc.	1,069,060	4,886
Qwest Communications International, Inc. (a)	1,150,800	10,219
		37,324
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 9.7%
Electric Utilities - 3.9%
DPL, Inc.	371,150	$ 11,198
E.ON AG	34,500	4,514
Entergy Corp.	215,300	21,250
Exelon Corp.	102,900	6,784
PPL Corp.	482,000	18,326
Sierra Pacific Resources (a)	664,914	11,543
		73,615
Gas Utilities - 0.5%
Equitable Resources, Inc.	217,900	9,298
Independent Power Producers & Energy Traders - 3.4%
AES Corp. (a)	642,100	13,690
Clipper Windpower PLC (a)	527,100	6,528
Constellation Energy Group, Inc.	404,389	31,805
NRG Energy, Inc.	203,212	13,461
		65,484
Multi-Utilities - 1.9%
CMS Energy Corp.	1,032,300	18,014
Public Service Enterprise Group, Inc.	109,900	8,232
Sempra Energy	170,900	10,263
		36,509
TOTAL UTILITIES		184,906
TOTAL COMMON STOCKS (Cost $1,736,918)		1,905,164
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	0
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.35% (b)	9,390,173	$ 9,390
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	42,437,775	42,438
TOTAL MONEY MARKET FUNDS (Cost $51,828)		51,828
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,788,782)		1,956,992
NET OTHER ASSETS - (2.3)%		(44,251)
NET ASSETS - 100%		$ 1,912,741
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 174
Fidelity Securities Lending Cash Central Fund	48
Total	$ 222
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,791,439,000. Net unrealized appreciation aggregated $165,553,000, of which $195,447,000 related to appreciated investment securities and $29,894,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007